JEFFERSON NATIONAL LIFE

ANNUITY ACCOUNT

E

Annual Report

To

Contract Owners

December 31, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account E:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account E (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two -year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)1

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from November 14, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	8,482	$243,031	$268,721	$-	$268,721	$-	$268,721	$268,721	$-	$268,721
AASCO	64,533	1,492,856	1,149,331	-	1,149,331	2	1,149,329	1,149,329	-	1,149,329
ALCAI2	104,598	8,492,622	12,119,825	-	12,119,825	5	12,119,820	12,119,820	-	12,119,820
ALCGI2	60,421	4,116,182	5,388,991	1	5,388,992	-	5,388,992	5,388,992	-	5,388,992
ALMGI2	104,632	2,340,027	2,134,500	-	2,134,500	-	2,134,500	2,134,500	-	2,134,500
SVDF	80,128	2,076,384	1,936,699	-	1,936,699	1	1,936,698	1,936,698	-	1,936,698
SVOF	83,029	2,066,926	2,230,154	-	2,230,154	4	2,230,150	2,230,150	-	2,230,150
PIHYB2	3,811	34,741	32,014	-	32,014	2	32,012	32,012	-	32,012
PIVEI2	20,505	313,240	273,129	-	273,129	-	273,129	273,129	-	273,129
PIVF2	8,425	134,265	158,382	-	158,382	3	158,379	158,379	-	158,379
PIVMV2	2,996	37,672	33,736	-	33,736	-	33,736	33,736	-	33,736
PIVSI2	19,969	194,549	176,326	-	176,326	1	176,325	176,325	-	176,325
DSIF	213,810	12,070,404	17,053,475	4	17,053,479	-	17,053,479	17,053,479	-	17,053,479
DSRG	37,439	1,386,842	2,078,215	-	2,078,215	1	2,078,214	2,078,214	-	2,078,214
DVSCS	4,961	93,411	96,197	2	96,199	-	96,199	96,199	-	96,199
CLVGT2	73,737	1,549,141	2,083,818	3	2,083,821	-	2,083,821	2,083,821	-	2,083,821
FHIB	58,206	351,224	330,610	-	330,610	1	330,609	330,609	-	330,609
FVK2S	8,369	149,565	148,463	-	148,463	1	148,462	148,462	-	148,462
FVU2	24,346	232,697	248,088	-	248,088	3	248,085	248,085	-	248,085
GVRUGM	262,201	262,201	262,201	-	262,201	3	262,198	262,198	-	262,198
RAF	5,297	69,160	68,219	-	68,219	-	68,219	68,219	-	68,219
RBF	4,259	385,765	318,719	2	318,721	-	318,721	318,721	-	318,721
RBKF	462	43,305	53,709	2	53,711	-	53,711	53,711	-	53,711
RBMF	684	61,438	67,164	4	67,168	-	67,168	67,168	-	67,168
RCPF	772	54,562	54,276	-	54,276	2	54,274	54,274	-	54,274
RELF	367	68,878	86,118	-	86,118	1	86,117	86,117	-	86,117
RENF	985	227,052	236,341	-	236,341	1	236,340	236,340	-	236,340
RESF	179	52,150	54,127	-	54,127	2	54,125	54,125	-	54,125
RFSF	345	33,075	39,851	-	39,851	3	39,848	39,848	-	39,848
RHCF	2,324	185,937	183,727	-	183,727	-	183,727	183,727	-	183,727
RINF	553	48,241	58,001	3	58,004	-	58,004	58,004	-	58,004
RJNF	173	24,596	19,911	2	19,913	-	19,913	19,913	-	19,913
RLCE	405	43,548	48,064	-	48,064	-	48,064	48,064	-	48,064
RLCJ	191	18,963	14,574	-	14,574	2	14,572	14,572	-	14,572
RLF	11	1,043	1,324	-	1,324	1	1,323	1,323	-	1,323
RMED	1,639	322,836	387,962	-	387,962	4	387,958	387,958	-	387,958
RMEK	3,339	251,078	255,716	-	255,716	4	255,712	255,712	-	255,712

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RNF	8,676	844,135	1,847,037	6	1,847,043	-	1,847,043	1,847,043	-	1,847,043
ROF	36,170	2,087,285	3,112,785	-	3,112,785	2	3,112,783	3,112,783	-	3,112,783
RPMF	6,653	275,082	267,784	2	267,786	-	267,786	267,786	-	267,786
RREF	837	34,180	31,548	-	31,548	4	31,544	31,544	-	31,544
RRF	368	34,381	48,050	-	48,050	-	48,050	48,050	-	48,050
RTEC	1,032	169,332	219,455	1	219,456	-	219,456	219,456	-	219,456
RTEL	241	14,434	15,324	1	15,325	-	15,325	15,325	-	15,325
RTF	1,236	386,825	597,793	-	597,793	1	597,792	597,792	-	597,792
RTRF	216	19,461	19,473	-	19,473	-	19,473	19,473	-	19,473
RUF	3,228	73,741	73,784	-	73,784	1	73,783	73,783	-	73,783
RUGB	2,473	77,181	44,911	-	44,911	1	44,910	44,910	-	44,910
RUTL	5,536	191,587	207,273	1	207,274	-	207,274	207,274	-	207,274
RVARS	30	690	717	-	717	1	716	716	-	716
RVCMD	158	16,194	14,023	1	14,024	-	14,024	14,024	-	14,024
RVF	27,221	3,259,072	5,057,387	-	5,057,387	1	5,057,386	5,057,386	-	5,057,386
RVIDD	2,932	96,522	89,371	1	89,372	-	89,372	89,372	-	89,372
RVIMC	3	323	89	-	89	1	88	88	-	88
RVISC	2,408	65,759	65,728	-	65,728	2	65,726	65,726	-	65,726
RVLCG	9,703	478,896	541,637	1	541,638	-	541,638	541,638	-	541,638
RVLCV	3,723	207,965	225,180	1	225,181	-	225,181	225,181	-	225,181
RVLDD	3,037	481,310	697,155	2	697,157	-	697,157	697,157	-	697,157
RVMCG	2,727	100,872	104,189	2	104,191	-	104,191	104,191	-	104,191
RVMCV	769	35,347	38,888	-	38,888	1	38,887	38,887	-	38,887
RVSCG	1,067	58,061	56,398	-	56,398	3	56,395	56,395	-	56,395
RVSCV	739	54,164	62,696	-	62,696	2	62,694	62,694	-	62,694
RVSDL	8	452	450	-	450	-	450	450	-	450
RVWDL	71	4,403	2,581	-	2,581	1	2,580	2,580	-	2,580
AVGI	12,592	376,094	423,353	-	423,353	2	423,351	423,351	-	423,351
AVHY1	40,711	208,097	194,194	-	194,194	1	194,193	194,193	-	194,193
IVDDI	3,967	99,666	102,678	1	102,679	-	102,679	102,679	-	102,679
IVGMMI	3,442,630	3,442,630	3,442,630	5	3,442,635	-	3,442,635	3,442,635	-	3,442,635
IVHS	3,650	100,680	98,527	-	98,527	1	98,526	98,526	-	98,526
IVMCC2	23,982	247,385	256,371	-	256,371	-	256,371	256,371	-	256,371
IVRE	16,246	255,206	217,539	-	217,539	-	217,539	217,539	-	217,539
IVT	14,726	287,421	350,480	2	350,482	-	350,482	350,482	-	350,482
JABIN	31,139	1,189,546	1,594,942	-	1,594,942	1	1,594,941	1,594,941	-	1,594,941
JAEI	123,111	8,477,637	10,363,449	-	10,363,449	3	10,363,446	10,363,446	-	10,363,446

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAFRIN	11,427	478,454	655,687	1	655,688	-	655,688	655,688	-	655,688
JAGRIN	114,331	4,877,333	8,300,455	1	8,300,456	-	8,300,456	8,300,456	-	8,300,456
JAIG	9,526	316,148	418,372	-	418,372	7	418,365	418,365	-	418,365
JARIN	263,618	9,231,051	15,658,880	-	15,658,880	3	15,658,877	15,658,877	-	15,658,877
JMCVIN	3,934	63,421	73,204	-	73,204	-	73,204	73,204	-	73,204
LZREMS	4,067	84,132	88,055	-	88,055	1	88,054	88,054	-	88,054
LZRIES	5,936	53,420	55,263	-	55,263	1	55,262	55,262	-	55,262
LZRUSM	61,633	899,397	891,216	-	891,216	-	891,216	891,216	-	891,216
LPVCAI	2,412	51,659	35,003	-	35,003	1	35,002	35,002	-	35,002
LPVCII	6,872	151,332	145,685	-	145,685	1	145,684	145,684	-	145,684
LVCLGI	3,146	104,205	149,232	-	149,232	-	149,232	149,232	-	149,232
SBVHY	621	4,452	3,754	-	3,754	1	3,753	3,753	-	3,753
LACB2	57,933	454,865	486,808	-	486,808	4	486,804	486,804	-	486,804
LACDV2	128,070	1,039,867	1,096,923	-	1,096,923	1	1,096,922	1,096,922	-	1,096,922
LACI2	19,162	205,880	204,729	1	204,730	-	204,730	204,730	-	204,730
LACIPS	7,174	65,816	65,738	-	65,738	1	65,737	65,737	-	65,737
LACLV2	82	1,488	1,540	1	1,541	-	1,541	1,541	-	1,541
LACU2	3,705	95,401	112,451	1	112,452	-	112,452	112,452	-	112,452
LACV2	158,385	1,877,615	1,936,888	-	1,936,888	-	1,936,888	1,936,888	-	1,936,888
LOVCDG	26,075	418,691	484,470	-	484,470	-	484,470	484,470	-	484,470
LOVGI	62,297	2,185,090	2,486,909	-	2,486,909	3	2,486,906	2,450,646	36,260	2,486,906
GVEXD	3,570	37,934	40,806	-	40,806	-	40,806	40,806	-	40,806
NVLCPY	78	794	765	-	765	-	765	765	-	765
AMCG	8,953	241,036	280,061	-	280,061	-	280,061	280,061	-	280,061
AMRI	4,971	83,995	81,977	-	81,977	2	81,975	81,975	-	81,975
AMSRS	20,530	551,529	819,767	-	819,767	-	819,767	819,767	-	819,767
AMTB	25,722	267,275	248,473	-	248,473	1	248,472	248,472	-	248,472
NOVPDI	189,154	3,060,198	3,003,768	-	3,003,768	2	3,003,766	3,003,766	-	3,003,766
NOVPM	409,300	10,196,099	12,332,219	-	12,332,219	1	12,332,218	12,332,218	-	12,332,218
PMVAAA	22,123	226,196	194,464	-	194,464	1	194,463	194,463	-	194,463
PMVEBA	1,500	18,532	15,965	-	15,965	-	15,965	15,965	-	15,965
PMVFHA	514	5,542	5,136	-	5,136	1	5,135	5,135	-	5,135
PMVGBA	3,845	43,249	35,529	-	35,529	1	35,528	35,528	-	35,528
PMVHYA	15,253	105,490	110,431	-	110,431	1	110,430	110,430	-	110,430
PMVLDA	7,357	72,393	70,925	-	70,925	2	70,923	70,923	-	70,923
PMVLGA	7,139	80,780	51,902	-	51,902	3	51,899	51,899	-	51,899
PMVRRA	44,779	563,769	515,410	-	515,410	1	515,409	515,409	-	515,409

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVRSA	3,684	28,842	20,079	-	20,079	-	20,079	20,079	-	20,079
PMVTRA	68,688	689,018	620,936	3	620,939	-	620,939	620,939	-	620,939
PVSTA	37,012	379,483	381,962	1	381,963	-	381,963	381,963	-	381,963
ROCMC	9,125	85,233	88,968	-	88,968	2	88,966	88,966	-	88,966
ROCSC	37,457	323,095	352,846	4	352,850	-	352,850	352,850	-	352,850
TAVV	35,006	588,158	716,220	1	716,221	-	716,221	716,221	-	716,221
VWBF	10,133	79,342	73,771	-	73,771	-	73,771	73,771	-	73,771
VWEM	35,588	408,511	326,347	-	326,347	-	326,347	326,347	-	326,347
VWHA	11,618	274,076	292,542	-	292,542	2	292,540	292,540	-	292,540

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	PIHYB2

Reinvested dividends	$3,935	4,445	-	-	-	-	1,050	1,892

Mortality and expense risk charges (note 2)	(4,494)	(15,889)	(140,472)	(62,993)	(28,609)	(25,687)	(29,953)	(498)

Net investment income (loss)	(559)	(11,444)	(140,472)	(62,993)	(28,609)	(25,687)	(28,903)	1,394

Realized gain (loss) on investments	5,168	(22,586)	379,538	113,462	104,195	(61,781)	56,109	(250)

Change in unrealized gain (loss) on investments	14,911	116,378	3,812,669	1,590,137	301,035	377,394	27,968	1,208

Net gain (loss) on investments	20,079	93,792	4,192,207	1,703,599	405,230	315,613	84,077	958

Reinvested capital gains	9,348	-	-	-	-	-	219,654	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,868	82,348	4,051,735	1,640,606	376,621	289,926	274,828	2,352

Investment Activity*:	PIVEI2	PIVF2	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2

Reinvested dividends	$5,317	649	547	6,904	192,782	10,815	1,233	-

Mortality and expense risk charges (note 2)	(4,077)	(2,426)	(479)	(2,340)	(212,389)	(25,343)	(1,797)	(26,202)

Net investment income (loss)	1,240	(1,777)	68	4,564	(19,607)	(14,528)	(564)	(26,202)

Realized gain (loss) on investments	(12,071)	412	(3,167)	(517)	1,038,467	34,638	(3,269)	38,208

Change in unrealized gain (loss) on investments	(14,132)	20,768	3,860	144	1,360,764	378,711	5,695	270,272

Net gain (loss) on investments	(26,203)	21,180	693	(373)	2,399,231	413,349	2,426	308,480

Reinvested capital gains	49,785	7,114	1,911	-	1,049,786	12,875	2,416	146,713

Net increase (decrease) in contract owners’ equity resulting from operations	$24,822	26,517	2,672	4,191	3,429,410	411,696	4,278	428,991

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FHIB	FVK2S	FVU2	GVRUGM	RAF	RBF	RBKF	RBMF

Reinvested dividends	$18,827	1,020	5,199	10,008	2,460	-	1,262	656

Mortality and expense risk charges (note 2)	(4,596)	(1,917)	(3,479)	(3,347)	(791)	(5,155)	(675)	(1,135)

Net investment income (loss)	14,231	(897)	1,720	6,661	1,669	(5,155)	587	(479)

Realized gain (loss) on investments	(6,285)	(549)	(621)	-	(13,861)	(10,279)	676	1,046

Change in unrealized gain (loss) on investments	8,138	17,881	29,489	-	(98)	(24,756)	8,371	(3,435)

Net gain (loss) on investments	1,853	17,332	28,868	-	(13,959)	(35,035)	9,047	(2,389)

Reinvested capital gains	-	4,758	-	66	-	29,059	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,084	21,193	30,588	6,727	(12,290)	(11,131)	9,634	(2,868)

Investment Activity*:	RCPF	RELF	RENF	RESF	RFSF	RHCF	RINF	RJNF

Reinvested dividends	$833	-	5,941	-	1,577	-	-	833

Mortality and expense risk charges (note 2)	(953)	(1,039)	(3,583)	(816)	(1,986)	(3,175)	(1,128)	(280)

Net investment income (loss)	(120)	(1,039)	2,358	(816)	(409)	(3,175)	(1,128)	553

Realized gain (loss) on investments	15,662	2,747	1,649	3,165	42,252	14,802	449	(482)

Change in unrealized gain (loss) on investments	(11,101)	5,948	(3,688)	(2,341)	(13,145)	(15,383)	10,814	2,552

Net gain (loss) on investments	4,561	8,695	(2,039)	824	29,107	(581)	11,263	2,070

Reinvested capital gains	-	1,100	-	-	694	5,353	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,441	8,756	319	8	29,392	1,597	10,135	2,623

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF

Reinvested dividends	$3,702	612	1	2,348	3,004	-	5,748	4,143

Mortality and expense risk charges (note 2)	(805)	(301)	(17)	(5,373)	(3,127)	(23,348)	(38,742)	(3,938)

Net investment income (loss)	2,897	311	(16)	(3,025)	(123)	(23,348)	(32,994)	205

Realized gain (loss) on investments	10,653	(2,374)	(196)	1,024	13,517	51,810	299,152	12,804

Change in unrealized gain (loss) on investments	(16,109)	2,258	388	49,158	(11,206)	406,800	255,000	(766)

Net gain (loss) on investments	(5,456)	(116)	192	50,182	2,311	458,610	554,152	12,038

Reinvested capital gains	-	-	-	-	-	-	53,205	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,559)	195	176	47,157	2,188	435,262	574,363	12,243

Investment Activity*:	RREF	RRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB

Reinvested dividends	$413	-	-	132	4,172	32	1,810	1,871

Mortality and expense risk charges (note 2)	(416)	(720)	(3,205)	(368)	(9,870)	(183)	(634)	(799)

Net investment income (loss)	(3)	(720)	(3,205)	(236)	(5,698)	(151)	1,176	1,072

Realized gain (loss) on investments	(284)	882	8,280	6,742	132,270	(237)	(9,563)	(15,028)

Change in unrealized gain (loss) on investments	1,456	6,060	26,552	3,332	82,746	1,143	87	5,288

Net gain (loss) on investments	1,172	6,942	34,832	10,074	215,016	906	(9,476)	(9,740)

Reinvested capital gains	-	-	9,414	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,169	6,222	41,041	9,838	209,318	755	(8,300)	(8,668)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC	RVLCG

Reinvested dividends	$2,365	37	533	-	1,968	5	11	260

Mortality and expense risk charges (note 2)	(2,594)	(20)	(202)	(63,439)	(789)	(22)	(445)	(7,012)

Net investment income (loss)	(229)	17	331	(63,439)	1,179	(17)	(434)	(6,752)

Realized gain (loss) on investments	6,426	9	(20)	420,478	(12,141)	857	67	(18,975)

Change in unrealized gain (loss) on investments	16,022	(73)	736	1,107,794	(3,921)	(5)	(1,462)	103,120

Net gain (loss) on investments	22,448	(64)	716	1,528,272	(16,062)	852	(1,395)	84,145

Reinvested capital gains	-	-	-	-	-	-	-	1,818

Net increase (decrease) in contract owners’ equity resulting from operations	$22,219	(47)	1,047	1,464,833	(14,883)	835	(1,829)	79,211

Investment Activity*:	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RVWDL

Reinvested dividends	$2,692	8,557	-	27	-	-	12	169

Mortality and expense risk charges (note 2)	(3,170)	(9,402)	(1,879)	(558)	(1,325)	(863)	(4)	(36)

Net investment income (loss)	(478)	(845)	(1,879)	(531)	(1,325)	(863)	8	133

Realized gain (loss) on investments	23,180	111,429	(3,399)	1,245	(10,126)	2,460	(1)	(91)

Change in unrealized gain (loss) on investments	2,768	17,624	15,283	(1,853)	5,852	(178)	67	(479)

Net gain (loss) on investments	25,948	129,053	11,884	(608)	(4,274)	2,282	66	(570)

Reinvested capital gains	-	-	9	1,691	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,470	128,208	10,014	552	(5,599)	1,419	74	(437)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AVGI	AVHY1	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE	IVT

Reinvested dividends	$2,806	12,185	1,936	193,456	-	316	5,783	-

Mortality and expense risk charges (note 2)	(5,106)	(4,036)	(1,612)	(59,908)	(1,571)	(3,882)	(3,567)	(4,491)

Net investment income (loss)	(2,300)	8,149	324	133,548	(1,571)	(3,566)	2,216	(4,491)

Realized gain (loss) on investments	(3,127)	(12,164)	(820)	-	1,144	(4,528)	(1,403)	1,414

Change in unrealized gain (loss) on investments	55,774	18,057	7,539	-	4,311	36,798	(8,441)	71,403

Net gain (loss) on investments	52,647	5,893	6,719	-	5,455	32,270	(9,844)	72,817

Reinvested capital gains	33,700	-	4,120	-	-	6,319	-	13,733

Net increase (decrease) in contract owners’ equity resulting from operations	$84,047	14,042	11,163	133,548	3,884	35,023	(7,628)	82,059

Investment Activity*:	JABIN	JAEI	JAFRIN	JAGRIN	JAIG	JARIN	JMCVIN	LZREMS

Reinvested dividends	$33,276	77,086	673	60,796	5,927	4,433	703	3,578

Mortality and expense risk charges (note 2)	(22,236)	(133,079)	(8,101)	(103,688)	(6,681)	(187,253)	(953)	(1,922)

Net investment income (loss)	11,040	(55,993)	(7,428)	(42,892)	(754)	(182,820)	(250)	1,656

Realized gain (loss) on investments	82,357	592,888	14,194	389,965	8,867	732,206	1,498	9,426

Change in unrealized gain (loss) on investments	119,137	404,303	101,539	965,803	11,102	3,185,687	3,315	(4,347)

Net gain (loss) on investments	201,494	997,191	115,733	1,355,768	19,969	3,917,893	4,813	5,079

Reinvested capital gains	-	414,462	35,140	258,229	-	421,638	3,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	$212,534	1,355,660	143,445	1,571,105	19,215	4,156,711	8,174	6,735

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	LACB2	LACDV2

Reinvested dividends	$1,652	-	36	1,832	-	239	7,289	10,503

Mortality and expense risk charges (note 2)	(800)	(12,446)	(726)	(2,119)	(2,943)	(85)	(4,707)	-

Net investment income (loss)	852	(12,446)	(690)	(287)	(2,943)	154	2,582	10,503

Realized gain (loss) on investments	1,824	(8,606)	(8,243)	3,086	20,752	(80)	2,168	3,614

Change in unrealized gain (loss) on investments	(65)	69,617	3,691	2,595	17,162	102	31,943	57,056

Net gain (loss) on investments	1,759	61,011	(4,552)	5,681	37,914	22	34,111	60,670

Reinvested capital gains	134	31,780	9,307	15,125	6,882	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,745	80,345	4,065	20,519	41,853	176	36,693	71,173

Investment Activity*:	LACI2	LACIPS	LACLV2	LACU2	LACV2	LOVCDG	LOVGI	GVEXD

Reinvested dividends	$1,442	2,179	31	-	43,729	2,647	20,815	402

Mortality and expense risk charges (note 2)	(2,403)	(668)	(14)	(1,031)	(18,877)	(6,757)	(32,510)	(563)

Net investment income (loss)	(961)	1,511	17	(1,031)	24,852	(4,110)	(11,695)	(161)

Realized gain (loss) on investments	2,861	137	11	1,341	11,624	6,200	129,479	3,375

Change in unrealized gain (loss) on investments	(1,151)	(78)	52	17,049	59,273	52,580	128,371	2,871

Net gain (loss) on investments	1,710	59	63	18,390	70,897	58,780	257,850	6,246

Reinvested capital gains	-	-	12	1,238	17,756	27,096	180,755	23

Net increase (decrease) in contract owners’ equity resulting from operations	$749	1,570	92	18,597	113,505	81,766	426,910	6,108

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVLCPY	AMCG	AMRI	AMSRS	AMTB	NOVPDI	NOVPM	PMVAAA

Reinvested dividends	$27	-	601	1,759	14,582	47,446	-	12,795

Mortality and expense risk charges (note 2)	(7)	(3,858)	(1,185)	(11,067)	(4,197)	(39,371)	(157,083)	(2,514)

Net investment income (loss)	20	(3,858)	(584)	(9,308)	10,385	8,075	(157,083)	10,281

Realized gain (loss) on investments	-	2,317	(1,268)	20,461	(3,849)	(18,166)	493,570	(1,409)

Change in unrealized gain (loss) on investments	(34)	37,905	5,907	117,097	4,668	341,972	1,973,259	(4,179)

Net gain (loss) on investments	(34)	40,222	4,639	137,558	819	323,806	2,466,829	(5,588)

Reinvested capital gains	-	14,542	2,705	37,888	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14)	50,906	6,760	166,138	11,204	331,881	2,309,746	4,693

Investment Activity*:	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA	PMVLGA	PMVRRA	PMVRSA

Reinvested dividends	$996	250	1,388	6,580	2,144	1,715	14,322	453

Mortality and expense risk charges (note 2)	(195)	(89)	(504)	(1,474)	(856)	(793)	(8,020)	(257)

Net investment income (loss)	801	161	884	5,106	1,288	922	6,302	196

Realized gain (loss) on investments	(51)	(765)	(2,872)	648	(929)	(6,691)	(6,171)	(354)

Change in unrealized gain (loss) on investments	180	816	1,325	255	853	1,643	4,240	738

Net gain (loss) on investments	129	51	(1,547)	903	(76)	(5,048)	(1,931)	384

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$930	212	(663)	6,009	1,212	(4,126)	4,371	580

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA

Reinvested dividends	$28,766	16,858	-	4,284	20,796	9,208	6,463	8,305

Mortality and expense risk charges (note 2)	(10,617)	(5,167)	(1,250)	(5,212)	(11,253)	(1,711)	(5,541)	(4,672)

Net investment income (loss)	18,149	11,691	(1,250)	(928)	9,543	7,497	922	3,633

Realized gain (loss) on investments	(48,966)	66	(310)	4,608	35,484	(8,132)	(21,696)	7,038

Change in unrealized gain (loss) on investments	37,837	2,801	5,372	(11,307)	(134,626)	2,821	22,142	(23,264)

Net gain (loss) on investments	(11,129)	2,867	5,062	(6,699)	(99,142)	(5,311)	446	(16,226)

Reinvested capital gains	-	-	5,966	14,481	63,593	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,020	14,558	9,778	6,854	(26,006)	2,186	1,368	(12,593)

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVGIA		AASCO		ALCAI2		ALCGI2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(559)	(1,331)	(11,444)	(14,442)	(140,472)	(107,916)	(62,993)	(50,699)

Realized gain (loss) on investments	5,168	(3,472)	(22,586)	(26,776)	379,538	(80,374)	113,462	(35,122)

Change in unrealized gain (loss) on investments	14,911	10,029	116,378	197,789	3,812,669	3,048,346	1,590,137	1,115,490

Reinvested capital gains	9,348	24,260	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,868	29,486	82,348	156,571	4,051,735	2,860,056	1,640,606	1,029,669

Equity transactions:

Purchase payments received from contract owners (note 4)	(1)	(2)	3,969	3,916	42,462	47,584	15,196	11,165

Transfers between funds	9,039	(13,994)	(1,667)	1,317	(340,457)	(2,371)	(67,075)	879

Redemptions (notes 2, 3, and 4)	(59,723)	(115,919)	(130,513)	(21,579)	(917,246)	(829,293)	(339,380)	(342,045)

Adjustments to maintain reserves	(215)	(202)	(1,603)	(1,465)	(15,262)	(11,698)	(6,397)	(5,124)

Net equity transactions	(50,900)	(130,117)	(129,814)	(17,811)	(1,230,503)	(795,778)	(397,656)	(335,125)

Net change in contract owners’ equity	(22,032)	(100,631)	(47,466)	138,760	2,821,232	2,064,278	1,242,950	694,544

Contract owners’ equity at beginning of period	290,753	391,384	1,196,795	1,058,035	9,298,588	7,234,310	4,146,042	3,451,498

Contract owners’ equity at end of period	$268,721	290,753	1,149,329	1,196,795	12,119,820	9,298,588	5,388,992	4,146,042

CHANGE IN UNITS:

Beginning units	40,432	54,858	232,849	236,779	452,242	494,833	542,933	590,403

Units purchased	1,328	3,488	1,471	1,290	5,325	8,484	3,300	8,697

Units redeemed	(5,197)	(17,914)	(26,567)	(5,220)	(55,797)	(51,075)	(44,955)	(56,167)

Ending units	36,563	40,432	207,753	232,849	401,770	452,242	501,278	542,933

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALMGI2		SVDF		SVOF		PIHYB2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(28,609)	(25,437)	(25,687)	(23,414)	(28,903)	(25,643)	1,394	1,293

Realized gain (loss) on investments	104,195	36,515	(61,781)	(100,228)	56,109	36,283	(250)	(152)

Change in unrealized gain (loss) on investments	301,035	363,095	377,394	421,495	27,968	247,775	1,208	1,876

Reinvested capital gains	-	-	-	-	219,654	162,909	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	376,621	374,173	289,926	297,853	274,828	421,324	2,352	3,017

Equity transactions:

Purchase payments received from contract owners (note 4)	11,446	12,077	4,316	4,431	3,259	3,471	2	-

Transfers between funds	(15,507)	9,503	(9,237)	(10,503)	(51,959)	8,086	-	-

Redemptions (notes 2, 3, and 4)	(304,210)	(103,810)	(172,170)	(137,530)	(75,268)	(71,355)	(4,970)	(673)

Adjustments to maintain reserves	(2,770)	(2,445)	(2,533)	(2,297)	(2,617)	(2,265)	(39)	(33)

Net equity transactions	(311,041)	(84,675)	(179,624)	(145,899)	(126,585)	(62,063)	(5,007)	(706)

Net change in contract owners’ equity	65,580	289,498	110,302	151,954	148,243	359,261	(2,655)	2,311

Contract owners’ equity at beginning of period	2,068,920	1,779,422	1,826,396	1,674,442	2,081,907	1,722,646	34,667	32,356

Contract owners’ equity at end of period	$2,134,500	2,068,920	1,936,698	1,826,396	2,230,150	2,081,907	32,012	34,667

CHANGE IN UNITS:

Beginning units	284,909	295,367	40,367	43,841	200,126	207,340	1,837	1,874

Units purchased	3,075	3,888	154	1,031	3,209	2,027	129	255

Units redeemed	(45,169)	(14,346)	(3,731)	(4,505)	(15,530)	(9,241)	(373)	(292)

Ending units	242,815	284,909	36,790	40,367	187,805	200,126	1,593	1,837

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIVEI2		PIVF2		PIVMV2		PIVSI2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,240	643	(1,777)	(1,245)	68	96	4,564	3,722

Realized gain (loss) on investments	(12,071)	(89,311)	412	(763)	(3,167)	(1,538)	(517)	(7,973)

Change in unrealized gain (loss) on investments	(14,132)	74,289	20,768	26,513	3,860	941	144	14,925

Reinvested capital gains	49,785	30,529	7,114	4,901	1,911	3,846	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,822	16,150	26,517	29,406	2,672	3,345	4,191	10,674

Equity transactions:

Purchase payments received from contract owners (note 4)	3	(5)	(603)	898	-	1	4,300	316

Transfers between funds	(51,301)	1,452	2,920	4,067	(4,794)	111	10,007	5,025

Redemptions (notes 2, 3, and 4)	(16,389)	(121,571)	(6,900)	(23,524)	-	(8)	(811)	(38,862)

Adjustments to maintain reserves	(256)	(393)	(104)	(85)	(37)	(41)	(201)	(175)

Net equity transactions	(67,943)	(120,517)	(4,687)	(18,644)	(4,831)	63	13,295	(33,696)

Net change in contract owners’ equity	(43,121)	(104,367)	21,830	10,762	(2,159)	3,408	17,486	(23,022)

Contract owners’ equity at beginning of period	316,250	420,617	136,549	125,787	35,895	32,487	158,839	181,861

Contract owners’ equity at end of period	$273,129	316,250	158,379	136,549	33,736	35,895	176,325	158,839

CHANGE IN UNITS:

Beginning units	66,004	95,862	18,764	19,021	1,332	1,332	10,314	12,613

Units purchased	498	575	2,429	1,645	-	82	927	989

Units redeemed	(17,212)	(30,433)	(2,184)	(1,902)	(179)	(82)	(54)	(3,288)

Ending units	49,290	66,004	19,009	18,764	1,153	1,332	11,187	10,314

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSIF		DSRG		DVSCS		CLVGT2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(19,607)	21,046	(14,528)	(8,557)	(564)	(882)	(26,202)	(21,885)

Realized gain (loss) on investments	1,038,467	709,933	34,638	(3,091)	(3,269)	(1,763)	38,208	(5,126)

Change in unrealized gain (loss) on investments	1,360,764	1,855,807	378,711	151,356	5,695	14,784	270,272	500,141

Reinvested capital gains	1,049,786	516,099	12,875	196,941	2,416	9,456	146,713	89,617

Net increase (decrease) in contract owners’ equity resulting from operations	3,429,410	3,102,885	411,696	336,649	4,278	21,595	428,991	562,747

Equity transactions:

Purchase payments received from contract owners (note 4)	36,366	2,189	2,383	1,574	(1)	47	407	481

Transfers between funds	(347,162)	(74,947)	(2,626)	333	(53,266)	(3,143)	(38,740)	32,954

Redemptions (notes 2, 3, and 4)	(1,512,492)	(703,297)	(140,273)	(85,682)	(27,367)	(17,749)	(60,330)	(205,130)

Adjustments to maintain reserves	(24,044)	(20,390)	(3,016)	(2,472)	(91)	(150)	(2,415)	(1,978)

Net equity transactions	(1,847,332)	(796,445)	(143,532)	(86,247)	(80,725)	(20,995)	(101,078)	(173,673)

Net change in contract owners’ equity	1,582,078	2,306,440	268,164	250,402	(76,447)	600	327,913	389,074

Contract owners’ equity at beginning of period	15,471,401	13,164,961	1,810,050	1,559,648	172,646	172,046	1,755,908	1,366,834

Contract owners’ equity at end of period	$17,053,479	15,471,401	2,078,214	1,810,050	96,199	172,646	2,083,821	1,755,908

CHANGE IN UNITS:

Beginning units	1,573,117	1,655,939	262,248	275,967	4,564	5,228	314,171	345,679

Units purchased	24,366	82,938	969	1,792	588	95	1,430	16,097

Units redeemed	(186,749)	(165,760)	(18,755)	(15,511)	(2,721)	(759)	(15,569)	(47,605)

Ending units	1,410,734	1,573,117	244,462	262,248	2,431	4,564	300,032	314,171

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FHIB		FVK2S		FVU2		GVR2XS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$14,231	29,092	(897)	(1,751)	1,720	1,346	-	(4)

Realized gain (loss) on investments	(6,285)	(46,707)	(549)	(1,712)	(621)	(4,278)	-	(280)

Change in unrealized gain (loss) on investments	8,138	63,063	17,881	20,736	29,489	19,949	-	1,402

Reinvested capital gains	-	-	4,758	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,084	45,448	21,193	17,273	30,588	17,017	-	1,118

Equity transactions:

Purchase payments received from contract owners (note 4)	-	216	-	(2)	-	-	-	-

Transfers between funds	191	(414)	(4)	2,213	(142)	213	-	(9,751)

Redemptions (notes 2, 3, and 4)	(23,209)	(297,827)	(19,075)	(12,677)	(4,388)	(49,148)	-	-

Adjustments to maintain reserves	(425)	(411)	(231)	(207)	(237)	(248)	-	-

Net equity transactions	(23,443)	(298,436)	(19,310)	(10,673)	(4,767)	(49,183)	-	(9,751)

Net change in contract owners’ equity	(7,359)	(252,988)	1,883	6,600	25,821	(32,166)	-	(8,633)

Contract owners’ equity at beginning of period	337,968	590,956	146,579	139,979	222,264	254,430	-	8,633

Contract owners’ equity at end of period	$330,609	337,968	148,462	146,579	248,085	222,264	-	-

CHANGE IN UNITS:

Beginning units	79,169	95,261	5,246	5,675	50,128	66,071	-	623

Units purchased	2,454	9,664	11	148	51	68	-	-

Units redeemed	(7,576)	(25,756)	(642)	(577)	(544)	(16,011)	-	(623)

Ending units	74,047	79,169	4,615	5,246	49,635	50,128	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVRUGM		RAF		RBF		RBKF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,661	7,028	1,669	(614)	(5,155)	(6,064)	587	(146)

Realized gain (loss) on investments	-	-	(13,861)	(25,146)	(10,279)	(22,084)	676	(16)

Change in unrealized gain (loss) on investments	-	-	(98)	(3,826)	(24,756)	38,718	8,371	2,136

Reinvested capital gains	66	5	-	-	29,059	3,908	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,727	7,033	(12,290)	(29,586)	(11,131)	14,478	9,634	1,974

Equity transactions:

Purchase payments received from contract owners (note 4)	-	5	(55)	(5)	2,801	3,767	12	1

Transfers between funds	(1,673)	(725)	(28,497)	73,829	8,148	(76,585)	364	(12,213)

Redemptions (notes 2, 3, and 4)	(31,527)	(19,996)	(13,807)	(9)	(64,602)	(24,000)	(1,695)	(307)

Adjustments to maintain reserves	(387)	(437)	(97)	(133)	(426)	(410)	(63)	(55)

Net equity transactions	(33,587)	(21,153)	(42,456)	73,682	(54,079)	(97,228)	(1,382)	(12,574)

Net change in contract owners’ equity	(26,860)	(14,120)	(54,746)	44,096	(65,210)	(82,750)	8,252	(10,600)

Contract owners’ equity at beginning of period	289,058	303,178	122,965	78,869	383,931	466,681	45,459	56,059

Contract owners’ equity at end of period	$262,198	289,058	68,219	122,965	318,721	383,931	53,711	45,459

CHANGE IN UNITS:

Beginning units	117,056	123,950	416,255	175,730	10,419	13,540	4,832	5,902

Units purchased	914	1,357	7,828,010	4,946,426	762	753	213	2,154

Units redeemed	(8,341)	(8,251)	(7,964,114)	(4,705,901)	(2,350)	(3,874)	(349)	(3,224)

Ending units	109,629	117,056	280,151	416,255	8,831	10,419	4,696	4,832

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RBMF		RCPF		RELF		RENF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(479)	(1,465)	(120)	(196)	(1,039)	(900)	2,358	6,794

Realized gain (loss) on investments	1,046	5,100	15,662	114	2,747	1,882	1,649	2,442

Change in unrealized gain (loss) on investments	(3,435)	2,422	(11,101)	(13,697)	5,948	20,259	(3,688)	(13,811)

Reinvested capital gains	-	-	-	1,261	1,100	2,002	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,868)	6,057	4,441	(12,518)	8,756	23,243	319	(4,575)

Equity transactions:

Purchase payments received from contract owners (note 4)	51	196	2	314	(2)	(20)	(21)	1,355

Transfers between funds	321	(3,529)	(16,964)	(18,379)	16,963	37,179	16,967	9,772

Redemptions (notes 2, 3, and 4)	(11,021)	(16,081)	(170,558)	(19,792)	(13,186)	(26,489)	(60,054)	(44,198)

Adjustments to maintain reserves	(76)	(81)	(85)	(308)	(95)	(72)	(235)	(274)

Net equity transactions	(10,725)	(19,495)	(187,605)	(38,165)	3,680	10,598	(43,343)	(33,345)

Net change in contract owners’ equity	(13,593)	(13,438)	(183,164)	(50,683)	12,436	33,841	(43,024)	(37,920)

Contract owners’ equity at beginning of period	80,761	94,199	237,438	288,121	73,681	39,840	279,364	317,284

Contract owners’ equity at end of period	$67,168	80,761	54,274	237,438	86,117	73,681	236,340	279,364

CHANGE IN UNITS:

Beginning units	2,709	3,408	6,798	8,116	2,334	1,896	17,348	19,404

Units purchased	18	541	68	209	406	1,074	8,506	3,381

Units redeemed	(373)	(1,240)	(5,337)	(1,527)	(466)	(636)	(11,105)	(5,437)

Ending units	2,354	2,709	1,529	6,798	2,274	2,334	14,749	17,348

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RESF		RFSF		RHCF		RINF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(816)	(834)	(409)	(2,370)	(3,175)	(7,046)	(1,128)	(1,050)

Realized gain (loss) on investments	3,165	4,045	42,252	(2,737)	14,802	43,228	449	(2,405)

Change in unrealized gain (loss) on investments	(2,341)	95	(13,145)	26,926	(15,383)	(38,828)	10,814	20,587

Reinvested capital gains	-	-	694	-	5,353	19,307	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8	3,306	29,392	21,819	1,597	16,661	10,135	17,132

Equity transactions:

Purchase payments received from contract owners (note 4)	969	875	(8)	8	(1,107)	768	6	9

Transfers between funds	(7,472)	7,992	(152,185)	2,561	(1,605)	(10,930)	(400)	1,427

Redemptions (notes 2, 3, and 4)	(3,325)	(3,650)	(30,894)	(9,200)	(279,450)	(56,696)	(759)	(11,547)

Adjustments to maintain reserves	(89)	(82)	(201)	(253)	(217)	(594)	(8)	(9)

Net equity transactions	(9,917)	5,135	(183,288)	(6,884)	(282,379)	(67,452)	(1,161)	(10,120)

Net change in contract owners’ equity	(9,909)	8,441	(153,896)	14,935	(280,782)	(50,791)	8,974	7,012

Contract owners’ equity at beginning of period	64,034	55,593	193,744	178,809	464,509	515,300	49,030	42,018

Contract owners’ equity at end of period	$54,125	64,034	39,848	193,744	183,727	464,509	58,004	49,030

CHANGE IN UNITS:

Beginning units	13,403	11,615	11,633	12,041	12,441	14,349	1,311	1,639

Units purchased	26,164	8,459	475	5,444	683	5,320	-	51

Units redeemed	(27,192)	(6,671)	(10,080)	(5,852)	(8,049)	(7,228)	(27)	(379)

Ending units	12,375	13,403	2,028	11,633	5,075	12,441	1,284	1,311

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RJNF		RLCE		RLCJ		RLF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$553	(264)	2,897	(1,708)	311	(985)	(16)	(77)

Realized gain (loss) on investments	(482)	(512)	10,653	5,964	(2,374)	(21,976)	(196)	(7)

Change in unrealized gain (loss) on investments	2,552	1,233	(16,109)	14,347	2,258	40,460	388	1,562

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,623	457	(2,559)	18,603	195	17,499	176	1,478

Equity transactions:

Purchase payments received from contract owners (note 4)	(8)	13	(1,550)	966	(1,494)	889	(12)	7

Transfers between funds	3	-	38	(49)	(113)	(46,444)	8	-

Redemptions (notes 2, 3, and 4)	(280)	(264)	(56,854)	(22,042)	(1,951)	(24,413)	(708)	(9,720)

Adjustments to maintain reserves	(8)	(24)	(76)	(196)	(20)	(61)	2	(15)

Net equity transactions	(293)	(275)	(58,442)	(21,321)	(3,578)	(70,029)	(710)	(9,728)

Net change in contract owners’ equity	2,330	182	(61,001)	(2,718)	(3,383)	(52,530)	(534)	(8,250)

Contract owners’ equity at beginning of period	17,583	17,401	109,065	111,783	17,955	70,485	1,857	10,107

Contract owners’ equity at end of period	$19,913	17,583	48,064	109,065	14,572	17,955	1,323	1,857

CHANGE IN UNITS:

Beginning units	9,846	9,956	8,279	10,360	1,112	5,561	74	511

Units purchased	-	-	529	7,815	261	1,924	-	-

Units redeemed	(112)	(110)	(4,960)	(9,896)	(491)	(6,373)	(25)	(437)

Ending units	9,734	9,846	3,848	8,279	882	1,112	49	74

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RMED		RMEK		RNF		ROF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(3,025)	(5,641)	(123)	(2,653)	(23,348)	(17,850)	(32,994)	(32,546)

Realized gain (loss) on investments	1,024	(15,242)	13,517	19,730	51,810	77,194	299,152	95,041

Change in unrealized gain (loss) on investments	49,158	81,029	(11,206)	26,876	406,800	311,435	255,000	930,992

Reinvested capital gains	-	-	-	-	-	-	53,205	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,157	60,146	2,188	43,953	435,262	370,779	574,363	993,487

Equity transactions:

Purchase payments received from contract owners (note 4)	930	3,948	1,935	1,936	41	11	4,165	4,101

Transfers between funds	29	(14,234)	70,191	(64,254)	14,218	6,589	(75,192)	109,832

Redemptions (notes 2, 3, and 4)	(25,461)	(75,457)	(5,117)	(25,324)	(42,291)	(105,976)	(283,400)	(143,773)

Adjustments to maintain reserves	(489)	(439)	(294)	(241)	(1,782)	(1,361)	(3,714)	(3,133)

Net equity transactions	(24,991)	(86,182)	66,715	(87,883)	(29,814)	(100,737)	(358,141)	(32,973)

Net change in contract owners’ equity	22,166	(26,036)	68,903	(43,930)	405,448	270,042	216,222	960,514

Contract owners’ equity at beginning of period	365,792	391,828	186,809	230,739	1,441,595	1,171,553	2,896,561	1,936,047

Contract owners’ equity at end of period	$387,958	365,792	255,712	186,809	1,847,043	1,441,595	3,112,783	2,896,561

CHANGE IN UNITS:

Beginning units	27,346	32,668	18,592	22,360	27,014	29,223	29,740	29,601

Units purchased	515	3,394	26,221	21,896	849	2,273	22,831	32,377

Units redeemed	(525)	(8,716)	(24,648)	(25,664)	(1,396)	(4,482)	(26,420)	(32,238)

Ending units	27,336	27,346	20,165	18,592	26,467	27,014	26,151	29,740

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RPMF		RREF		RRF		RTEC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$205	(3,118)	(3)	(43)	(720)	(642)	(3,205)	(3,309)

Realized gain (loss) on investments	12,804	5,889	(284)	(1,396)	882	993	8,280	18,389

Change in unrealized gain (loss) on investments	(766)	(1,360)	1,456	2,839	6,060	5,480	26,552	61,058

Reinvested capital gains	-	-	-	1,094	-	-	9,414	4,190

Net increase (decrease) in contract owners’ equity resulting from operations	12,243	1,411	1,169	2,494	6,222	5,831	41,041	80,328

Equity transactions:

Purchase payments received from contract owners (note 4)	(859)	(76)	(2)	323	(1)	-	6	(29)

Transfers between funds	14,361	11,929	448	(1,483)	1	-	(1,439)	44,958

Redemptions (notes 2, 3, and 4)	(17,327)	(22,015)	(29)	(4,357)	(1,811)	(3,825)	(73,939)	(40,615)

Adjustments to maintain reserves	(349)	(307)	(36)	(38)	(48)	(51)	(225)	(187)

Net equity transactions	(4,174)	(10,469)	381	(5,555)	(1,859)	(3,876)	(75,597)	4,127

Net change in contract owners’ equity	8,069	(9,058)	1,550	(3,061)	4,363	1,955	(34,556)	84,455

Contract owners’ equity at beginning of period	259,717	268,775	29,994	33,055	43,687	41,732	254,012	169,557

Contract owners’ equity at end of period	$267,786	259,717	31,544	29,994	48,050	43,687	219,456	254,012

CHANGE IN UNITS:

Beginning units	25,745	27,059	1,320	1,563	1,298	1,432	6,709	6,139

Units purchased	10,590	6,895	71	276	104	-	6	6,034

Units redeemed	(11,302)	(8,209)	(48)	(519)	(153)	(134)	(2,124)	(5,464)

Ending units	25,033	25,745	1,343	1,320	1,249	1,298	4,591	6,709

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RTEL		RTF		RTRF		RUF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(236)	(84)	(5,698)	(9,805)	(151)	(235)	1,176	(329)

Realized gain (loss) on investments	6,742	(350)	132,270	86,186	(237)	(2,055)	(9,563)	(5,012)

Change in unrealized gain (loss) on investments	3,332	1,015	82,746	158,246	1,143	5,264	87	(1,480)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,838	581	209,318	234,627	755	2,974	(8,300)	(6,821)

Equity transactions:

Purchase payments received from contract owners (note 4)	(2)	8	(4,891)	1,820	2	1	(59)	(8)

Transfers between funds	(7,918)	-	(5,042)	(8,293)	14,780	816	5,376	79,901

Redemptions (notes 2, 3, and 4)	(70)	(2,965)	(296,093)	(91,528)	(9,285)	(5,683)	(13,955)	(177,028)

Adjustments to maintain reserves	(35)	(24)	(665)	(541)	(9)	(13)	(74)	(57)

Net equity transactions	(8,025)	(2,981)	(306,691)	(98,542)	5,488	(4,879)	(8,712)	(97,192)

Net change in contract owners’ equity	1,813	(2,400)	(97,373)	136,085	6,243	(1,905)	(17,012)	(104,013)

Contract owners’ equity at beginning of period	13,512	15,912	695,165	559,080	13,230	15,135	90,795	194,808

Contract owners’ equity at end of period	$15,325	13,512	597,792	695,165	19,473	13,230	73,783	90,795

CHANGE IN UNITS:

Beginning units	1,588	1,878	10,515	12,157	385	539	195,003	322,601

Units purchased	79,721	-	23,878	33,790	480	49	4,539,022	3,065,742

Units redeemed	(79,730)	(290)	(27,772)	(35,432)	(276)	(203)	(4,550,262)	(3,193,340)

Ending units	1,579	1,588	6,621	10,515	589	385	183,763	195,003

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RUGB		RUTL		RVARS		RVCMD
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,072	1,052	(229)	(681)	17	1	331	1,370

Realized gain (loss) on investments	(15,028)	(16,215)	6,426	13,707	9	35	(20)	(3,002)

Change in unrealized gain (loss) on investments	5,288	13,590	16,022	(31,609)	(73)	(28)	736	(1,932)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,668)	(1,573)	22,219	(18,583)	(47)	8	1,047	(3,564)

Equity transactions:

Purchase payments received from contract owners (note 4)	2	(6)	248	319	-	(1,101)	3	12

Transfers between funds	(11,028)	(7,490)	72,232	6,685	(19)	-	244	1,315

Redemptions (notes 2, 3, and 4)	(1,271)	(6,337)	(4,398)	(177,445)	-	-	(1,577)	(41,482)

Adjustments to maintain reserves	(65)	(72)	(142)	(223)	(1)	5	(20)	(30)

Net equity transactions	(12,362)	(13,905)	67,940	(170,664)	(20)	(1,096)	(1,350)	(40,185)

Net change in contract owners’ equity	(21,030)	(15,478)	90,159	(189,247)	(67)	(1,088)	(303)	(43,749)

Contract owners’ equity at beginning of period	65,940	81,418	117,115	306,362	783	1,871	14,327	58,076

Contract owners’ equity at end of period	$44,910	65,940	207,274	117,115	716	783	14,024	14,327

CHANGE IN UNITS:

Beginning units	13,518	17,812	5,298	14,793	96	224	5,434	20,358

Units purchased	-	246	8,029	794	-	-	383	929

Units redeemed	(7,103)	(4,540)	(5,631)	(10,289)	(2)	(128)	(894)	(15,853)

Ending units	6,415	13,518	7,696	5,298	94	96	4,923	5,434

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVF		RVIDD		RVIMC		RVISC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(63,439)	(38,200)	1,179	(873)	(17)	-	(434)	(379)

Realized gain (loss) on investments	420,478	163,395	(12,141)	(37,299)	857	-	67	194

Change in unrealized gain (loss) on investments	1,107,794	1,707,004	(3,921)	31,932	(5)	(10)	(1,462)	1,421

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,464,833	1,832,199	(14,883)	(6,240)	835	(10)	(1,829)	1,236

Equity transactions:

Purchase payments received from contract owners (note 4)	2,949	1,602	(1)	4	(2)	9	-	6

Transfers between funds	192,610	326,076	8,890	43,899	(839)	-	(429)	74,169

Redemptions (notes 2, 3, and 4)	(296,375)	(33,331)	(8,975)	(2,025)	-	-	(7,500)	-

Adjustments to maintain reserves	(5,413)	(3,025)	(90)	(118)	(2)	(10)	(53)	(52)

Net equity transactions	(106,229)	291,322	(176)	41,760	(843)	(1)	(7,982)	74,123

Net change in contract owners’ equity	1,358,604	2,123,521	(15,059)	35,520	(8)	(11)	(9,811)	75,359

Contract owners’ equity at beginning of period	3,698,782	1,575,261	104,431	68,911	96	107	75,537	178

Contract owners’ equity at end of period	$5,057,386	3,698,782	89,372	104,431	88	96	65,726	75,537

CHANGE IN UNITS:

Beginning units	13,123	11,853	1,809,990	966,050	150	150	124,984	258

Units purchased	4,021	5,185	35,000,577	25,093,475	144,242	-	3,100,721	2,360,467

Units redeemed	(4,237)	(3,915)	(34,942,132)	(24,249,535)	(144,242)	-	(3,108,820)	(2,235,741)

Ending units	12,907	13,123	1,868,435	1,809,990	150	150	116,885	124,984

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVLCG		RVLCV		RVLDD		RVMCG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(6,752)	(5,773)	(478)	(67)	(845)	(5,913)	(1,879)	(1,243)

Realized gain (loss) on investments	(18,975)	1,300	23,180	16,624	111,429	36,300	(3,399)	(2,874)

Change in unrealized gain (loss) on investments	103,120	37,652	2,768	8,021	17,624	107,861	15,283	16,084

Reinvested capital gains	1,818	-	-	-	-	-	9	-

Net increase (decrease) in contract owners’ equity resulting from operations	79,211	33,179	25,470	24,578	128,208	138,248	10,014	11,967

Equity transactions:

Purchase payments received from contract owners (note 4)	(2)	(5)	649	649	2,892	4,048	-	(15)

Transfers between funds	(85,077)	245,317	(3,825)	(217,639)	(3,026)	(85,086)	8,263	9,544

Redemptions (notes 2, 3, and 4)	(51,479)	(3,470)	(57,430)	(6,122)	(93,445)	(38,138)	(18,968)	(16,382)

Adjustments to maintain reserves	(560)	(442)	(306)	(308)	(1,000)	(789)	(149)	(117)

Net equity transactions	(137,118)	241,400	(60,912)	(223,420)	(94,579)	(119,965)	(10,854)	(6,970)

Net change in contract owners’ equity	(57,907)	274,579	(35,442)	(198,842)	33,629	18,283	(840)	4,997

Contract owners’ equity at beginning of period	599,545	324,966	260,623	459,465	663,528	645,245	105,031	100,034

Contract owners’ equity at end of period	$541,638	599,545	225,181	260,623	697,157	663,528	104,191	105,031

CHANGE IN UNITS:

Beginning units	18,934	10,218	9,178	17,945	10,471	12,421	3,181	3,442

Units purchased	53,665	48,137	28,349	34,275	25,010	21,368	17,019	700

Units redeemed	(59,251)	(39,421)	(30,271)	(43,042)	(26,241)	(23,318)	(17,435)	(961)

Ending units	13,348	18,934	7,256	9,178	9,240	10,471	2,765	3,181

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVMCV		RVSCG		RVSCV		RVSDL
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(531)	(814)	(1,325)	(1,128)	(863)	(1,055)	8	(3)

Realized gain (loss) on investments	1,245	16,573	(10,126)	(2,830)	2,460	2,572	(1)	-

Change in unrealized gain (loss) on investments	(1,853)	8,463	5,852	11,904	(178)	13,389	67	4

Reinvested capital gains	1,691	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	552	24,222	(5,599)	7,946	1,419	14,906	74	1

Equity transactions:

Purchase payments received from contract owners (note 4)	(3)	-	(2)	6	9	2	(4)	3

Transfers between funds	3,445	(168,015)	9,740	135	(2,958)	(4,221)	(1)	-

Redemptions (notes 2, 3, and 4)	(3,048)	(8,226)	(3,907)	(8,615)	(5,651)	(13,134)	-	-

Adjustments to maintain reserves	(35)	(38)	(27)	(29)	(65)	(70)	2	(5)

Net equity transactions	359	(176,279)	5,804	(8,503)	(8,665)	(17,423)	(3)	(2)

Net change in contract owners’ equity	911	(152,057)	205	(557)	(7,246)	(2,517)	71	(1)

Contract owners’ equity at beginning of period	37,976	190,033	56,190	56,747	69,940	72,457	379	380

Contract owners’ equity at end of period	$38,887	37,976	56,395	56,190	62,694	69,940	450	379

CHANGE IN UNITS:

Beginning units	1,020	7,304	2,165	2,546	2,805	3,527	50	50

Units purchased	446	11,827	6,862	54	330	8,335	-	-

Units redeemed	(451)	(18,111)	(6,959)	(435)	(705)	(9,057)	-	-

Ending units	1,015	1,020	2,068	2,165	2,430	2,805	50	50

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVWDL		AVGI		AVHY1		IVDDI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$133	(35)	(2,300)	(2,045)	8,149	9,509	324	(563)

Realized gain (loss) on investments	(91)	(83)	(3,127)	(14,781)	(12,164)	(12,152)	(820)	(15,443)

Change in unrealized gain (loss) on investments	(479)	166	55,774	81,075	18,057	26,805	7,539	13,866

Reinvested capital gains	-	-	33,700	8,117	-	-	4,120	8,072

Net increase (decrease) in contract owners’ equity resulting from operations	(437)	48	84,047	72,366	14,042	24,162	11,163	5,932

Equity transactions:

Purchase payments received from contract owners (note 4)	2	6	-	(1)	598	639	4,299	330

Transfers between funds	(1)	215	6,670	(1,927)	2,483	15,588	(3,179)	(17,513)

Redemptions (notes 2, 3, and 4)	(57)	(60)	(36,024)	(44,815)	(130,726)	(56,354)	(12,109)	(98,876)

Adjustments to maintain reserves	(6)	(9)	(573)	(514)	(206)	(215)	(62)	(79)

Net equity transactions	(62)	152	(29,927)	(47,257)	(127,851)	(40,342)	(11,051)	(116,138)

Net change in contract owners’ equity	(499)	200	54,120	25,109	(113,809)	(16,180)	112	(110,206)

Contract owners’ equity at beginning of period	3,079	2,879	369,231	344,122	308,002	324,182	102,567	212,773

Contract owners’ equity at end of period	$2,580	3,079	423,351	369,231	194,193	308,002	102,679	102,567

CHANGE IN UNITS:

Beginning units	759	720	13,073	14,816	15,210	17,668	4,120	9,385

Units purchased	-	55	613	477	3,464	3,355	225	3,237

Units redeemed	(16)	(16)	(1,579)	(2,220)	(9,570)	(5,813)	(632)	(8,502)

Ending units	743	759	12,107	13,073	9,104	15,210	3,713	4,120

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVGMMI		IVHS		IVMCC2		IVRE
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$133,548	132,702	(1,571)	(1,603)	(3,566)	(3,302)	2,216	(210)

Realized gain (loss) on investments	-	-	1,144	(287)	(4,528)	(5,751)	(1,403)	(2,934)

Change in unrealized gain (loss) on investments	-	-	4,311	3,636	36,798	34,894	(8,441)	19,299

Reinvested capital gains	-	-	-	-	6,319	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,548	132,702	3,884	1,746	35,023	25,841	(7,628)	16,155

Equity transactions:

Purchase payments received from contract owners (note 4)	48,092	14,045	262	335	-	21	261	262

Transfers between funds	1,393,866	(85,810)	(9,552)	622	(6,627)	(2,363)	(1,085)	2,186

Redemptions (notes 2, 3, and 4)	(1,772,625)	(419,554)	(9,467)	(4,068)	(4,514)	(1,005)	(3,123)	(12,815)

Adjustments to maintain reserves	(4,201)	(4,130)	(105)	(105)	(93)	(76)	(161)	(156)

Net equity transactions	(334,868)	(495,449)	(18,862)	(3,216)	(11,234)	(3,423)	(4,108)	(10,523)

Net change in contract owners’ equity	(201,320)	(362,747)	(14,978)	(1,470)	23,789	22,418	(11,736)	5,632

Contract owners’ equity at beginning of period	3,643,955	4,006,702	113,504	114,974	232,582	210,164	229,275	223,643

Contract owners’ equity at end of period	$3,442,635	3,643,955	98,526	113,504	256,371	232,582	217,539	229,275

CHANGE IN UNITS:

Beginning units	392,388	446,234	23,039	23,625	20,564	20,646	38,103	39,365

Units purchased	823,061	819,500	495	1,172	214	410	948	1,322

Units redeemed	(858,336)	(873,346)	(3,712)	(1,758)	(464)	(492)	(2,791)	(2,584)

Ending units	357,113	392,388	19,822	23,039	20,314	20,564	36,260	38,103

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVT		JABIN		JAEI		JAFRIN
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(4,491)	(3,027)	11,040	11,714	(55,993)	(108,463)	(7,428)	(5,217)

Realized gain (loss) on investments	1,414	(6,288)	82,357	24,030	592,888	570,175	14,194	1,517

Change in unrealized gain (loss) on investments	71,403	81,142	119,137	158,109	404,303	368,772	101,539	153,163

Reinvested capital gains	13,733	-	-	-	414,462	650,836	35,140	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,059	71,827	212,534	193,853	1,355,660	1,481,320	143,445	149,463

Equity transactions:

Purchase payments received from contract owners (note 4)	-	(2)	12,975	7,176	21,723	29,241	6,746	4,806

Transfers between funds	31,745	21,599	(106,815)	18,575	(252,599)	14,788	(1,315)	909

Redemptions (notes 2, 3, and 4)	(4,763)	(17,866)	(100,839)	(79,011)	(641,463)	(1,007,613)	(24,360)	(28,534)

Adjustments to maintain reserves	(294)	(191)	(2,135)	(1,961)	(14,885)	(13,796)	(911)	(671)

Net equity transactions	26,688	3,540	(196,814)	(55,221)	(887,224)	(977,380)	(19,840)	(23,490)

Net change in contract owners’ equity	108,747	75,367	15,720	138,632	468,436	503,940	123,605	125,973

Contract owners’ equity at beginning of period	241,735	166,368	1,579,221	1,440,589	9,895,010	9,391,070	532,083	406,110

Contract owners’ equity at end of period	$350,482	241,735	1,594,941	1,579,221	10,363,446	9,895,010	655,688	532,083

CHANGE IN UNITS:

Beginning units	68,753	70,610	55,807	57,881	813,460	900,938	11,001	11,614

Units purchased	11,871	1,925	790	1,361	5,586	9,170	127	225

Units redeemed	(975)	(3,782)	(7,026)	(3,435)	(71,791)	(96,648)	(425)	(838)

Ending units	79,649	68,753	49,571	55,807	747,255	813,460	10,703	11,001

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAGRIN		JAIG		JARIN		JMCVIN
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(42,892)	(23,702)	(754)	(131)	(182,820)	(127,013)	(250)	(89)

Realized gain (loss) on investments	389,965	328,623	8,867	8,125	732,206	479,920	1,498	77

Change in unrealized gain (loss) on investments	965,803	1,033,228	11,102	32,962	3,185,687	3,534,577	3,315	5,238

Reinvested capital gains	258,229	193,278	-	-	421,638	-	3,611	2,030

Net increase (decrease) in contract owners’ equity resulting from operations	1,571,105	1,531,427	19,215	40,956	4,156,711	3,887,484	8,174	7,256

Equity transactions:

Purchase payments received from contract owners (note 4)	21,354	23,900	2,798	1,369	53,557	13,988	-	(2)

Transfers between funds	(6,684)	(28,880)	4,603	31,125	(91,775)	(6,641)	2,350	-

Redemptions (notes 2, 3, and 4)	(541,755)	(547,319)	(71,850)	(64,073)	(1,235,978)	(745,896)	(16,617)	(1,295)

Adjustments to maintain reserves	(11,601)	(9,746)	(372)	(380)	(21,634)	(16,594)	(114)	(110)

Net equity transactions	(538,686)	(562,045)	(64,821)	(31,959)	(1,295,830)	(755,143)	(14,381)	(1,407)

Net change in contract owners’ equity	1,032,419	969,382	(45,606)	8,997	2,860,881	3,132,341	(6,207)	5,849

Contract owners’ equity at beginning of period	7,268,037	6,298,655	463,971	454,974	12,797,996	9,665,655	79,411	73,562

Contract owners’ equity at end of period	$8,300,456	7,268,037	418,365	463,971	15,658,877	12,797,996	73,204	79,411

CHANGE IN UNITS:

Beginning units	1,058,975	1,148,082	63,145	66,588	1,438,029	1,534,658	3,290	3,348

Units purchased	6,694	25,225	411	1,931	13,852	19,216	188	49

Units redeemed	(77,877)	(114,332)	(9,339)	(5,374)	(136,640)	(115,845)	(758)	(107)

Ending units	987,792	1,058,975	54,217	63,145	1,315,241	1,438,029	2,720	3,290

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LZREMS		LZRIES		LZRUSM		LPVCAI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,656	5,904	852	(176)	(12,446)	(11,486)	(690)	(716)

Realized gain (loss) on investments	9,426	(2,369)	1,824	(8,285)	(8,606)	(15,538)	(8,243)	(5,489)

Change in unrealized gain (loss) on investments	(4,347)	28,493	(65)	14,963	69,617	92,495	3,691	11,288

Reinvested capital gains	-	-	134	-	31,780	-	9,307	5,092

Net increase (decrease) in contract owners’ equity resulting from operations	6,735	32,028	2,745	6,502	80,345	65,471	4,065	10,175

Equity transactions:

Purchase payments received from contract owners (note 4)	1	(2)	-	(2,151)	639	1,063	-	1

Transfers between funds	(83,536)	33,306	186	28,429	(609)	31,415	(12,706)	2,799

Redemptions (notes 2, 3, and 4)	(22,806)	(29,388)	(4,186)	(24,640)	(40,611)	(55,502)	(12,434)	(4,415)

Adjustments to maintain reserves	(115)	(178)	(74)	(58)	(939)	(826)	(2)	(13)

Net equity transactions	(106,456)	3,738	(4,074)	1,580	(41,520)	(23,850)	(25,142)	(1,628)

Net change in contract owners’ equity	(99,721)	35,766	(1,329)	8,082	38,825	41,621	(21,077)	8,547

Contract owners’ equity at beginning of period	187,775	152,009	56,591	48,509	852,391	810,770	56,079	47,532

Contract owners’ equity at end of period	$88,054	187,775	55,262	56,591	891,216	852,391	35,002	56,079

CHANGE IN UNITS:

Beginning units	6,402	6,299	2,966	3,209	152,361	148,990	2,249	2,346

Units purchased	309	3,590	661	4,796	2,331	11,069	66	223

Units redeemed	(3,866)	(3,487)	(866)	(5,039)	(10,992)	(7,698)	(1,003)	(320)

Ending units	2,845	6,402	2,761	2,966	143,700	152,361	1,312	2,249

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LPVCII		LVCLGI		SBVHY		LACB2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(287)	449	(2,943)	(1,953)	154	50	2,582	-

Realized gain (loss) on investments	3,086	(9,333)	20,752	1,755	(80)	(1,684)	2,168	-

Change in unrealized gain (loss) on investments	2,595	4,851	17,162	41,785	102	1,980	31,943	-

Reinvested capital gains	15,125	22,418	6,882	1,137	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	18,385	41,853	42,724	176	346	36,693	-

Equity transactions:

Purchase payments received from contract owners (note 4)	4,297	(154)	(2)	(5)	-	1	-	-

Transfers between funds	(2,250)	(9,474)	(33,472)	19,043	2	-	465,847	-

Redemptions (notes 2, 3, and 4)	(10,909)	(57,340)	(14,440)	(2,266)	(172)	(7,019)	(15,363)	-

Adjustments to maintain reserves	(121)	(90)	(79)	(55)	(2)	(8)	(373)	-

Net equity transactions	(8,983)	(67,058)	(47,993)	16,717	(172)	(7,026)	450,111	-

Net change in contract owners’ equity	11,536	(48,673)	(6,140)	59,441	4	(6,680)	486,804	-

Contract owners’ equity at beginning of period	134,148	182,821	155,372	95,931	3,749	10,429	-	-

Contract owners’ equity at end of period	$145,684	134,148	149,232	155,372	3,753	3,749	486,804	-

CHANGE IN UNITS:

Beginning units	4,666	7,197	3,622	3,141	225	623	-	-

Units purchased	899	157	334	1,685	-	-	47,885	-

Units redeemed	(1,239)	(2,688)	(1,168)	(1,204)	(10)	(398)	(2,667)	-

Ending units	4,326	4,666	2,788	3,622	215	225	45,218	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACDV2		LACI2		LACIPS		LACLV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$10,503	-	(961)	-	1,511	-	17	-

Realized gain (loss) on investments	3,614	-	2,861	-	137	-	11	-

Change in unrealized gain (loss) on investments	57,056	-	(1,151)	-	(78)	-	52	-

Reinvested capital gains	-	-	-	-	-	-	12	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,173	-	749	-	1,570	-	92	-

Equity transactions:

Purchase payments received from contract owners (note 4)	500	-	-	-	-	-	-	-

Transfers between funds	1,066,544	-	230,457	-	64,615	-	1,535	-

Redemptions (notes 2, 3, and 4)	(41,297)	-	(16,058)	-	(412)	-	(85)	-

Adjustments to maintain reserves	2	-	(10,418)	-	(36)	-	(1)	-

Net equity transactions	1,025,749	-	203,981	-	64,167	-	1,449	-

Net change in contract owners’ equity	1,096,922	-	204,730	-	65,737	-	1,541	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,096,922	-	204,730	-	65,737	-	1,541	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	110,805	-	26,796	-	6,755	-	161	-

Units redeemed	(6,840)	-	(6,164)	-	(325)	-	(15)	-

Ending units	103,965	-	20,632	-	6,430	-	146	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACU2		LACV2		LOVCDG		LOVGI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,031)	-	24,852	-	(4,110)	(2,517)	(11,695)	(7,554)

Realized gain (loss) on investments	1,341	-	11,624	-	6,200	3,782	129,479	38,265

Change in unrealized gain (loss) on investments	17,049	-	59,273	-	52,580	29,673	128,371	165,977

Reinvested capital gains	1,238	-	17,756	-	27,096	20,748	180,755	44,580

Net increase (decrease) in contract owners’ equity resulting from operations	18,597	-	113,505	-	81,766	51,686	426,910	241,268

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	(4,096)	-	2,153	2,574	15,097	13,363

Transfers between funds	94,823	-	1,952,717	-	49,392	(4,147)	(15,753)	(11,390)

Redemptions (notes 2, 3, and 4)	(888)	-	(123,631)	-	(30,186)	(36,559)	(217,608)	(74,429)

Adjustments to maintain reserves	(80)	-	(1,607)	-	(385)	(310)	(3,324)	(2,846)

Net equity transactions	93,855	-	1,823,383	-	20,974	(38,442)	(221,588)	(75,302)

Net change in contract owners’ equity	112,452	-	1,936,888	-	102,740	13,244	205,322	165,966

Contract owners’ equity at beginning of period	-	-	-	-	381,730	368,486	2,281,584	2,115,618

Contract owners’ equity at end of period	$112,452	-	1,936,888	-	484,470	381,730	2,486,906	2,281,584

CHANGE IN UNITS:

Beginning units	-	-	-	-	42,705	50,422	564,043	578,328

Units purchased	10,519	-	203,110	-	9,982	1,407	35,094	13,421

Units redeemed	(1,008)	-	(19,604)	-	(5,920)	(9,124)	(83,797)	(27,706)

Ending units	9,511	-	183,506	-	46,767	42,705	515,340	564,043

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVEXD		NVLCPY		AMCG		AMRI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(161)	-	20	9	(3,858)	(3,177)	(584)	(420)

Realized gain (loss) on investments	3,375	-	-	-	2,317	140	(1,268)	(2,479)

Change in unrealized gain (loss) on investments	2,871	-	(34)	6	37,905	35,888	5,907	6,577

Reinvested capital gains	23	-	-	-	14,542	-	2,705	4,703

Net increase (decrease) in contract owners’ equity resulting from operations	6,108	-	(14)	15	50,906	32,851	6,760	8,381

Equity transactions:

Purchase payments received from contract owners (note 4)	3,536	-	-	271	155	628	3	104

Transfers between funds	46,798	-	231	268	(607)	1,472	(3)	(11,673)

Redemptions (notes 2, 3, and 4)	(15,630)	-	(5)	-	(4,448)	(3,717)	(19,561)	(17,263)

Adjustments to maintain reserves	(6)	-	267	(268)	(237)	(194)	(126)	(113)

Net equity transactions	34,698	-	493	271	(5,137)	(1,811)	(19,687)	(28,945)

Net change in contract owners’ equity	40,806	-	479	286	45,769	31,040	(12,927)	(20,564)

Contract owners’ equity at beginning of period	-	-	286	-	234,292	203,252	94,902	115,466

Contract owners’ equity at end of period	$40,806	-	765	286	280,061	234,292	81,975	94,902

CHANGE IN UNITS:

Beginning units	-	-	28	-	41,382	41,192	20,410	24,154

Units purchased	7,120	-	47	28	583	1,283	8	1,776

Units redeemed	(4,215)	-	(1)	-	(947)	(1,093)	(3,596)	(5,520)

Ending units	2,905	-	74	28	41,018	41,382	16,822	20,410

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMSRS		AMTB		NOVPDI		NOVPM
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(9,308)	(6,789)	10,385	8,725	8,075	13,293	(157,083)	(131,086)

Realized gain (loss) on investments	20,461	6,662	(3,849)	(7,733)	(18,166)	1,863	493,570	(23,702)

Change in unrealized gain (loss) on investments	117,097	135,504	4,668	11,358	341,972	(114,324)	1,973,259	1,901,306

Reinvested capital gains	37,888	10,400	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	166,138	145,777	11,204	12,350	331,881	(99,168)	2,309,746	1,746,518

Equity transactions:

Purchase payments received from contract owners (note 4)	2	(1)	185	627	25,177	23,465	38,067	45,776

Transfers between funds	(8,213)	-	3,496	(44,517)	(23,782)	475	(122,583)	(10,355)

Redemptions (notes 2, 3, and 4)	(44,842)	(43,640)	(39,430)	(15,145)	(276,321)	(188,536)	(848,989)	(719,190)

Adjustments to maintain reserves	(750)	(610)	(210)	(209)	(4,430)	(4,332)	(17,625)	(14,740)

Net equity transactions	(53,803)	(44,251)	(35,959)	(59,244)	(279,356)	(168,928)	(951,130)	(698,509)

Net change in contract owners’ equity	112,335	101,526	(24,755)	(46,894)	52,525	(268,096)	1,358,616	1,048,009

Contract owners’ equity at beginning of period	707,432	605,906	273,227	320,121	2,951,241	3,219,337	10,973,602	9,925,593

Contract owners’ equity at end of period	$819,767	707,432	248,472	273,227	3,003,766	2,951,241	12,332,218	10,973,602

CHANGE IN UNITS:

Beginning units	16,832	18,032	116,936	127,991	235,397	249,147	575,273	614,682

Units purchased	13	316	3,500	536	9,815	5,287	4,499	7,520

Units redeemed	(1,110)	(1,516)	(18,309)	(11,591)	(29,659)	(19,037)	(46,735)	(46,929)

Ending units	15,735	16,832	102,127	116,936	215,553	235,397	533,037	575,273

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVAAA		PMVEBA		PMVFHA		PMVGBA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$10,281	3,310	801	619	161	128	884	413

Realized gain (loss) on investments	(1,409)	(12,292)	(51)	(56)	(765)	(29)	(2,872)	(2,628)

Change in unrealized gain (loss) on investments	(4,179)	22,433	180	764	816	357	1,325	3,510

Reinvested capital gains	-	-	-	-	-	258	-	459

Net increase (decrease) in contract owners’ equity resulting from operations	4,693	13,451	930	1,327	212	714	(663)	1,754

Equity transactions:

Purchase payments received from contract owners (note 4)	3,085	2,607	-	320	-	-	-	-

Transfers between funds	11	864	(4)	-	-	-	208	54

Redemptions (notes 2, 3, and 4)	(5,062)	(60,208)	-	-	(5,081)	(24)	(6,935)	(6,844)

Adjustments to maintain reserves	(278)	(275)	(23)	(20)	(12)	(14)	(58)	(63)

Net equity transactions	(2,244)	(57,012)	(27)	300	(5,093)	(38)	(6,785)	(6,853)

Net change in contract owners’ equity	2,449	(43,561)	903	1,627	(4,881)	676	(7,448)	(5,099)

Contract owners’ equity at beginning of period	192,014	235,575	15,062	13,435	10,016	9,340	42,976	48,075

Contract owners’ equity at end of period	$194,463	192,014	15,965	15,062	5,135	10,016	35,528	42,976

CHANGE IN UNITS:

Beginning units	10,742	14,512	878	858	609	611	3,229	3,747

Units purchased	337	4,628	-	30	-	-	172	295

Units redeemed	(447)	(8,398)	(1)	(10)	(309)	(2)	(679)	(813)

Ending units	10,632	10,742	877	878	300	609	2,722	3,229

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVHYA		PMVLDA		PMVLGA		PMVRRA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$5,106	3,497	1,288	4,115	922	804	6,302	8,271

Realized gain (loss) on investments	648	(2,813)	(929)	(18,572)	(6,691)	(4,268)	(6,171)	(3,876)

Change in unrealized gain (loss) on investments	255	5,904	853	18,353	1,643	4,611	4,240	7,391

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,009	6,588	1,212	3,896	(4,126)	1,147	4,371	11,786

Equity transactions:

Purchase payments received from contract owners (note 4)	-	4	4,550	-	-	3	23,160	924

Transfers between funds	365	(3,775)	21,893	(3,352)	(6,266)	1,541	23,492	7,340

Redemptions (notes 2, 3, and 4)	(15,763)	(11,324)	(12,449)	(189,625)	(5,869)	(5,817)	(85,313)	(32,092)

Adjustments to maintain reserves	(162)	(117)	(27)	(208)	(94)	(111)	(448)	(456)

Net equity transactions	(15,560)	(15,212)	13,967	(193,185)	(12,229)	(4,384)	(39,109)	(24,284)

Net change in contract owners’ equity	(9,551)	(8,624)	15,179	(189,289)	(16,355)	(3,237)	(34,738)	(12,498)

Contract owners’ equity at beginning of period	119,981	128,605	55,744	245,033	68,254	71,491	550,147	562,645

Contract owners’ equity at end of period	$110,430	119,981	70,923	55,744	51,899	68,254	515,409	550,147

CHANGE IN UNITS:

Beginning units	6,101	7,227	4,830	21,653	4,459	4,788	202,286	213,445

Units purchased	18	9,942	2,276	698	65	104	9,991	3,992

Units redeemed	(785)	(11,068)	(1,074)	(17,521)	(866)	(433)	(21,903)	(15,151)

Ending units	5,334	6,101	6,032	4,830	3,658	4,459	190,374	202,286

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVRSA		PMVTRA		PVSTA		ROCMC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$196	3,112	18,149	16,816	11,691	10,048	(1,250)	(1,129)

Realized gain (loss) on investments	(354)	(172)	(48,966)	(39,848)	66	(2,788)	(310)	(6,486)

Change in unrealized gain (loss) on investments	738	(4,945)	37,837	56,864	2,801	7,264	5,372	18,857

Reinvested capital gains	-	-	-	-	-	-	5,966	-

Net increase (decrease) in contract owners’ equity resulting from operations	580	(2,005)	7,020	33,832	14,558	14,524	9,778	11,242

Equity transactions:

Purchase payments received from contract owners (note 4)	38	189	17,406	374	-	-	(3)	1

Transfers between funds	-	-	(44,244)	49,001	108,045	(89,335)	9,092	(62)

Redemptions (notes 2, 3, and 4)	(687)	(254)	(170,787)	(101,492)	(53,528)	(37,182)	(958)	(18,922)

Adjustments to maintain reserves	(30)	(29)	(657)	(745)	(206)	(199)	(33)	(35)

Net equity transactions	(679)	(94)	(198,282)	(52,862)	54,311	(126,716)	8,098	(19,018)

Net change in contract owners’ equity	(99)	(2,099)	(191,262)	(19,030)	68,869	(112,192)	17,876	(7,776)

Contract owners’ equity at beginning of period	20,178	22,277	812,201	831,231	313,094	425,286	71,090	78,866

Contract owners’ equity at end of period	$20,079	20,178	620,939	812,201	381,963	313,094	88,966	71,090

CHANGE IN UNITS:

Beginning units	2,874	2,884	328,457	374,387	27,102	38,512	5,535	8,632

Units purchased	6	26	25,350	23,186	9,920	1,566	2,310	431

Units redeemed	(95)	(36)	(103,132)	(69,116)	(5,208)	(12,976)	(126)	(3,528)

Ending units	2,785	2,874	250,675	328,457	31,814	27,102	7,719	5,535

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ROCSC		TAVV		VWBF		VWEM
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(928)	(1,775)	9,543	7,265	7,497	3,445	922	8,379

Realized gain (loss) on investments	4,608	937	35,484	33,454	(8,132)	(13,278)	(21,696)	(19,051)

Change in unrealized gain (loss) on investments	(11,307)	45,540	(134,626)	44,445	2,821	22,121	22,142	41,381

Reinvested capital gains	14,481	30,397	63,593	48,577	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,854	75,099	(26,006)	133,741	2,186	12,288	1,368	30,709

Equity transactions:

Purchase payments received from contract owners (note 4)	1,147	1,687	390	(2,025)	-	(3)	1,728	1,720

Transfers between funds	672	(5,896)	(15,201)	(17,998)	709	(6,743)	380	501

Redemptions (notes 2, 3, and 4)	(35,738)	(13,556)	(46,376)	(30,081)	(54,987)	(35,093)	(60,246)	(39,290)

Adjustments to maintain reserves	(337)	(303)	(939)	(849)	(154)	(157)	(395)	(396)

Net equity transactions	(34,256)	(18,068)	(62,126)	(50,953)	(54,432)	(41,996)	(58,533)	(37,465)

Net change in contract owners’ equity	(27,402)	57,031	(88,132)	82,788	(52,246)	(29,708)	(57,165)	(6,756)

Contract owners’ equity at beginning of period	380,252	323,221	804,353	721,565	126,017	155,725	383,512	390,268

Contract owners’ equity at end of period	$352,850	380,252	716,221	804,353	73,771	126,017	326,347	383,512

CHANGE IN UNITS:

Beginning units	52,350	53,899	198,825	206,455	55,719	65,567	98,398	111,474

Units purchased	547	1,545	2,769	7,514	602	11,199	11,944	954

Units redeemed	(6,406)	(3,094)	(22,695)	(15,144)	(28,644)	(21,047)	(30,736)	(14,030)

Ending units	46,491	52,350	178,899	198,825	27,677	55,719	79,606	98,398

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWHA
	2024	2023
Investment activity*:
Net investment income (loss)	$3,633	5,177
Realized gain (loss) on investments	7,038	(2,621)
Change in unrealized gain (loss) on investments	(23,264)	(19,742)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,593)	(17,186)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,878	5,509
Transfers between funds	3,594	(65,127)
Redemptions (notes 2, 3, and 4)	(43,478)	(51,231)
Adjustments to maintain reserves	(362)	(416)

Net equity transactions	(35,368)	(111,265)

Net change in contract owners’ equity	(47,961)	(128,451)
Contract owners’ equity at beginning of period	340,501	468,952

Contract owners’ equity at end of period	$292,540	340,501

CHANGE IN UNITS:
Beginning units	82,514	98,969
Units purchased	2,448	2,037
Units redeemed	(13,347)	(18,492)

Ending units	71,615	82,514

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account E (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1993. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT

Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)*

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	11/14/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)		8/20/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount
Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
LPVCAI	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	5/1/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%. The mortality and expense fees were $1,731,162 and $1,518,612 for the years ended December 31, 2024 and 2023, respectively. The administrative fees were $60,597 and $69,271 for the years ended December 31, 2024 and 2023, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $174,867 and $148,912 for the years ended December 31, 2024 and 2023, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $416,474 and $919,086, respectively, and total transfers from the Separate Account to the fixed account were $649,512 and $745,199, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$35,873	$77,985
AASCO	5,817	147,077
ALCAI2	73,579	1,444,552
ALCGI2	6,805	467,456
ALMGI2	13,086	352,734
SVDF	3,066	208,377
SVOF	240,289	176,126
PIHYB2	1,894	5,505
PIVEI2	57,973	74,896
PIVF2	23,142	22,493
PIVMV2	2,459	5,312
PIVSI2	21,236	3,376
DSIF	1,291,969	2,109,128
DSRG	28,558	173,743
DVSCS	21,619	100,494
CLVGT2	146,713	127,278
FHIB	18,971	28,184
FVK2S	6,105	21,553
FVU2	5,258	8,305
GVRUGM	10,073	36,933
RAF	1,939,984	1,980,769
RBF	43,415	73,590
RBKF	2,071	2,867
RBMF	1,031	12,238
RCPF	837	188,562
RELF	18,325	14,585
RENF	130,546	171,533
RESF	96,464	107,200
RFSF	12,064	195,067
RHCF	11,733	291,935
RINF	7	2,296
RJNF	840	583
RLCE	4,926	60,470
RLCJ	5,944	9,207
RLF	1	728
RMED	5,684	33,697
RMEK	1,327,998	1,261,403
RNF	50,366	103,534
ROF	2,132,227	2,470,153
RPMF	107,292	111,261
RREF	1,926	1,547
RRF	3	2,582

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

RTEC	9,428	78,815
RTEL	673,462	681,726
RTF	2,172,118	2,484,511
RTRF	14,815	9,474
RUF	1,871,494	1,879,029
RUGB	1,872	13,161
RUTL	178,407	110,698
RVARS	37	40
RVCMD	1,591	2,609
RVF	1,685,494	1,855,161
RVIDD	1,817,906	1,816,907
RVIMC	89,391	90,251
RVISC	1,809,325	1,817,740
RVLCG	1,739,178	1,881,232
RVLCV	794,900	856,289
RVLDD	1,676,371	1,771,798
RVMCG	567,530	580,254
RVMCV	18,366	16,847
RVSCG	181,104	176,621
RVSCV	8,007	17,531
RVSDL	12	9
RVWDL	171	98
AVGI	52,509	51,038
AVHY1	16,767	136,471
IVDDI	10,352	16,961
IVGMMI	6,779,118	6,980,438
IVHS	1,076	21,515
IVMCC2	9,324	17,805
IVRE	11,926	13,817
IVT	45,459	9,530
JABIN	49,351	235,125
JAEI	507,829	1,036,580
JAFRIN	40,398	32,528
JAGRIN	357,450	680,796
JAIG	15,232	80,804
JARIN	458,942	1,515,952
JMCVIN	6,403	17,423
LZREMS	10,692	115,490
LZRIES	15,588	18,675
LZRUSM	38,206	60,392
LPVCAI	11,108	27,630
LPVCII	45,227	39,374
LVCLGI	24,002	68,055
SBVHY	239	257
LACB2	485,922	33,225
LACDV2	1,103,468	67,215
LACI2	263,216	60,197
LACIPS	69,728	4,048
LACLV2	1,577	100
LACU2	106,431	12,371
LACV2	2,088,532	222,541
LOVCDG	80,160	36,200
LOVGI	256,342	308,869
GVEXD	90,180	55,620
NVLCPY	526	12
AMCG	19,440	13,893
AMRI	3,308	20,869
AMSRS	39,647	64,867
AMTB	20,498	46,071
NOVPDI	67,558	338,840

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NOVPM	9,909	1,118,122
PMVAAA	15,823	7,787
PMVEBA	996	222
PMVFHA	250	5,181
PMVGBA	1,997	7,899
PMVHYA	6,925	17,379
PMVLDA	28,581	13,325
PMVLGA	2,254	13,562
PMVRRA	39,250	72,059
PMVRSA	490	973
PMVTRA	67,155	247,290
PVSTA	130,428	64,424
ROCMC	15,183	2,372
ROCSC	21,834	42,539
TAVV	107,492	96,482
VWBF	12,887	59,823
VWEM	8,416	66,027
VWHA	17,096	48,828

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	1.40%	to	2.25%	36,563	$4.17	to	$40.66	$268,721	1.43%	10.50%	to	11.44%
2023	1.40%	to	3.00%	40,432	3.75	to	36.58	290,753	1.41%	8.73%	to	10.47%
2022	1.40%	to	3.00%	54,858	3.39	to	33.19	391,384	1.27%	-7.02%	to	-5.52%
2021	1.40%	to	3.00%	58,548	3.59	to	35.22	550,547	0.81%	24.37%	to	26.38%
2020	1.40%	to	3.00%	56,672	2.84	to	27.94	377,068	1.65%	-0.32%	to	1.29%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2024	1.40%	to	2.50%	207,753	4.90	to	36.40	1,149,329	0.37%	5.45%	to	6.62%
2023	1.40%	to	2.50%	232,849	4.60	to	34.52	1,196,795	0.00%	13.62%	to	14.88%
2022	1.40%	to	2.50%	236,779	4.00	to	30.38	1,058,035	0.00%	-39.54%	to	-38.88%
2021	1.40%	to	2.50%	258,522	6.55	to	52.66	2,090,758	0.00%	-8.38%	to	-7.37%
2020	1.40%	to	2.50%	270,833	7.07	to	57.03	2,351,970	1.07%	63.03%	to	64.83%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	1.40%	to	2.80%	401,770	28.53	to	146.91	12,119,820	0.00%	44.03%	to	46.06%
2023	1.40%	to	2.80%	452,242	19.53	to	100.68	9,298,588	0.00%	39.19%	to	41.15%
2022	1.40%	to	2.80%	494,833	13.84	to	71.40	7,234,310	0.00%	-38.27%	to	-37.40%
2021	1.40%	to	2.80%	518,794	22.11	to	114.18	12,174,189	0.00%	15.84%	to	17.47%
2020	1.40%	to	2.80%	558,813	18.82	to	97.30	11,277,861	0.00%	37.84%	to	39.78%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2024	1.40%	to	2.30%	501,278	9.66	to	69.28	5,388,992	0.00%	39.62%	to	40.89%
2023	1.40%	to	2.30%	542,933	6.86	to	49.30	4,146,042	0.00%	29.66%	to	30.83%
2022	1.40%	to	2.65%	590,403	5.24	to	37.77	3,451,498	0.00%	-40.26%	to	-39.51%
2021	1.40%	to	2.65%	638,456	8.66	to	62.60	6,296,235	0.00%	8.92%	to	10.29%
2020	1.40%	to	2.65%	719,265	7.85	to	56.90	6,401,472	0.18%	62.67%	to	64.71%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2024	1.40%	to	2.65%	242,815	7.55	to	63.41	2,134,500	0.00%	17.89%	to	19.38%
2023	1.40%	to	2.65%	284,909	6.33	to	53.25	2,068,920	0.00%	19.96%	to	21.47%
2022	1.40%	to	2.65%	295,367	5.21	to	43.95	1,779,422	0.00%	-37.74%	to	-36.96%
2021	1.40%	to	2.65%	322,834	8.26	to	69.89	3,209,850	0.00%	1.48%	to	2.75%
2020	0.00%	to	2.65%	339,835	5.48	to	68.19	3,306,680	0.00%	60.33%	to	64.63%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	1.40%	to	2.80%	36,790	42.79	to	53.12	1,936,698	0.00%	14.85%	to	16.48%
2023	1.40%	to	2.80%	40,367	37.25	to	45.60	1,826,396	0.00%	16.84%	to	18.48%
2022	1.40%	to	2.80%	43,841	31.88	to	38.49	1,674,442	0.00%	-39.57%	to	-38.71%
2021	1.40%	to	2.80%	45,819	52.76	to	62.80	2,857,740	0.00%	-7.67%	to	-6.36%
2020	1.40%	to	2.80%	51,686	57.14	to	67.07	3,439,918	0.00%	58.16%	to	60.39%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	1.40%	to	2.80%	187,805	9.73	to	76.13	2,230,150	0.05%	11.85%	to	13.44%
2023	1.40%	to	2.80%	200,126	8.58	to	67.17	2,081,907	0.00%	23.02%	to	24.75%
2022	1.40%	to	2.80%	207,340	6.88	to	53.90	1,722,646	0.00%	-22.99%	to	-21.91%
2021	1.40%	to	2.80%	215,401	8.81	to	69.09	2,290,670	0.04%	21.33%	to	23.04%
2020	0.00%	to	2.80%	231,789	4.92	to	56.21	1,999,618	0.44%	17.66%	to	21.00%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2024	1.40%	to	2.15%	1,593	18.40	to	20.56	32,012	5.50%	6.15%	to	6.96%
2023	1.40%	to	2.15%	1,837	17.34	to	19.22	34,667	5.33%	8.66%	to	9.47%
2022	1.40%	to	2.15%	1,874	15.95	to	17.56	32,356	4.82%	-13.32%	to	-12.67%
2021	1.40%	to	2.15%	2,010	18.41	to	20.11	39,833	4.89%	3.20%	to	3.98%
2020	1.40%	to	2.15%	2,341	17.83	to	19.34	44,764	5.16%	-0.19%	to	0.56%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2024	1.40%	to	2.65%	49,290	3.52	to	34.32	273,129	1.89%	8.05%	to	9.42%
2023	1.40%	to	3.00%	66,004	3.22	to	32.40	316,250	1.62%	4.01%	to	5.69%
2022	1.40%	to	3.00%	95,862	3.05	to	30.77	420,617	1.53%	-10.66%	to	-9.22%
2021	1.40%	to	3.00%	107,089	3.36	to	34.04	540,587	1.22%	21.63%	to	23.59%
2020	1.40%	to	3.00%	110,477	2.72	to	27.65	450,513	2.39%	-3.21%	to	-1.65%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	1.40%	to	2.50%	19,009	4.54	to	45.65	158,379	0.43%	19.28%	to	20.60%
2023	1.40%	to	2.50%	18,764	3.76	to	40.41	136,549	0.60%	25.42%	to	26.80%
2022	1.40%	to	2.50%	19,021	2.97	to	32.11	125,787	0.40%	-21.66%	to	-20.79%
2021	1.40%	to	2.50%	19,002	3.75	to	40.85	161,245	0.10%	24.50%	to	25.87%
2020	1.40%	to	2.50%	33,418	2.98	to	32.69	245,615	0.50%	20.90%	to	22.24%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2024	1.40%	to	2.15%	1,153	26.84	to	29.99	33,736	1.66%	8.28%	to	9.10%
2023	1.40%	to	2.15%	1,332	24.79	to	27.49	35,895	1.70%	9.82%	to	10.65%
2022	1.40%	to	2.15%	1,332	22.57	to	24.85	32,487	1.35%	-7.88%	to	-7.19%
2021	1.40%	to	2.15%	1,383	24.51	to	26.77	36,422	0.80%	26.62%	to	27.58%
2020	1.40%	to	2.15%	1,332	19.35	to	20.98	27,509	0.84%	-0.30%	to	0.46%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2024	1.40%	to	2.30%	11,187	13.98	to	15.90	176,325	4.03%	1.49%	to	2.41%
2023	1.40%	to	2.30%	10,314	13.77	to	15.53	158,839	3.61%	5.62%	to	6.57%
2022	1.40%	to	2.30%	12,613	13.04	to	14.57	181,861	2.88%	-14.82%	to	-14.05%
2021	1.40%	to	2.30%	13,007	15.30	to	16.95	218,260	3.04%	-0.58%	to	0.31%
2020	1.40%	to	2.30%	14,128	15.39	to	16.89	236,032	3.28%	4.93%	to	5.88%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	1.40%	to	2.15%	1,410,734	11.67	to	60.37	17,053,479	1.16%	22.00%	to	22.92%
2023	1.40%	to	2.15%	1,573,117	9.49	to	49.16	15,471,401	1.42%	23.26%	to	24.18%
2022	1.40%	to	2.65%	1,655,939	7.65	to	39.63	13,164,961	1.31%	-20.45%	to	-19.45%
2021	1.40%	to	2.65%	1,813,063	9.49	to	49.25	18,725,516	1.14%	25.06%	to	26.63%
2020	1.40%	to	2.65%	1,935,659	7.50	to	38.93	15,544,920	1.57%	14.92%	to	16.37%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	1.40%	to	1.65%	244,462	8.45	to	47.88	2,078,214	0.54%	22.84%	to	23.14%
2023	1.40%	to	1.65%	262,248	6.86	to	38.96	1,810,050	0.74%	21.80%	to	22.11%
2022	1.40%	to	1.65%	275,967	5.62	to	31.97	1,559,648	0.53%	-24.13%	to	-23.94%
2021	1.40%	to	1.65%	302,720	7.39	to	39.21	2,246,715	0.75%	24.92%	to	25.23%
2020	0.00%	to	2.65%	318,422	3.56	to	31.39	1,890,519	1.08%	20.90%	to	24.14%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	1.40%	to	2.80%	2,431	33.59	to	41.68	96,199	1.11%	4.96%	to	6.45%
2023	1.40%	to	3.00%	4,564	30.68	to	39.15	172,646	1.08%	11.99%	to	13.79%
2022	1.40%	to	3.00%	5,228	27.40	to	34.41	172,046	1.03%	-19.11%	to	-17.81%
2021	1.40%	to	3.00%	7,561	33.87	to	41.86	306,253	0.62%	22.42%	to	24.39%
2020	1.40%	to	3.00%	7,638	27.67	to	33.65	245,677	1.16%	7.37%	to	9.10%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	1.40%	to	2.80%	300,032	5.86	to	114.17	2,083,821	0.00%	23.07%	to	24.81%
2023	1.40%	to	2.80%	314,171	4.69	to	92.03	1,755,908	0.00%	40.89%	to	42.86%
2022	1.40%	to	2.80%	345,679	3.29	to	64.80	1,366,834	0.00%	-33.74%	to	-32.81%
2021	1.40%	to	2.80%	357,371	4.89	to	97.02	2,156,138	0.28%	34.86%	to	36.76%
2020	1.40%	to	2.80%	363,792	3.58	to	71.37	1,707,106	0.00%	41.78%	to	43.77%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2024	1.40%	to	2.65%	74,047	3.85	to	27.16	330,609	5.56%	3.48%	to	4.78%
2023	1.40%	to	2.65%	79,169	3.67	to	25.98	337,968	7.94%	9.78%	to	11.15%
2022	1.40%	to	2.65%	95,261	3.30	to	23.44	590,956	6.61%	-14.08%	to	-13.00%
2021	1.40%	to	2.65%	109,059	3.80	to	27.01	897,620	4.92%	2.11%	to	3.39%
2020	1.40%	to	2.65%	115,426	3.67	to	26.19	903,153	5.99%	2.83%	to	4.12%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2024	1.40%			4,615	32.17			148,462	0.67%	15.15%
2023	1.40%			5,246	27.94			146,579	0.00%	13.27%
2022	1.40%			5,675	24.67			139,979	0.00%	-31.23%
2021	1.40%	to	1.65%	8,091	35.20	to	35.87	288,468	0.00%	0.59%	to	0.84%
2020	1.40%	to	1.65%	10,292	34.99	to	35.57	363,522	0.00%	26.38%	to	26.70%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	1.40%	to	2.65%	49,635	3.58	to	22.93	248,085	2.18%	12.52%	to	13.94%
2023	1.40%	to	2.65%	50,128	3.14	to	20.18	222,264	2.00%	5.85%	to	7.18%
2022	1.40%	to	2.65%	66,071	2.93	to	18.87	254,430	1.89%	-16.01%	to	-14.95%
2021	1.40%	to	2.65%	76,661	3.45	to	22.25	335,932	1.77%	15.41%	to	16.86%
2020	1.40%	to	2.65%	85,644	2.95	to	19.08	320,761	2.54%	-1.71%	to	-0.47%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2022	1.40%			623	13.87			8,633	0.00%	-43.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2024	1.40%	to	2.25%	109,629	0.90	to	10.36	262,198	3.80%	1.57%	to	2.44%
2023	1.40%	to	2.25%	117,056	0.88	to	10.12	289,058	3.62%	1.39%	to	2.26%
2022	1.40%	to	2.25%	123,950	0.86	to	9.89	303,178	0.71%	-1.50%	to	-0.66%
2021	1.40%	to	2.25%	134,714	0.86	to	9.96	327,689	0.00%	-2.22%	to	-1.39%
2020	1.40%	to	2.25%	152,599	0.88	to	10.10	352,513	0.06%	-2.16%	to	-1.32%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2024	1.40%			280,151	0.24	to	0.25	68,219	3.87%	-16.97%	to	-16.96%
2023	1.40%			416,255	0.29	to	0.31	122,965	0.60%	-32.80%
2022	1.40%			175,730	0.44	to	0.45	78,869	0.00%	32.97%
2021	1.40%			348,223	0.33	to	0.34	114,246	0.00%	-26.49%
2020	1.40%			15,448	0.45	to	0.46	7,072	1.81%	-38.86%
Rydex Variable Trust - Biotechnology Fund (RBF)
2024	1.40%	to	2.80%	8,831	31.22	to	39.25	318,721	0.00%	-4.14%	to	-2.78%
2023	1.40%	to	2.80%	10,419	32.12	to	40.37	383,931	0.00%	2.63%	to	4.07%
2022	1.40%	to	2.80%	13,540	30.86	to	38.79	466,681	0.00%	-15.70%	to	-14.52%
2021	1.40%	to	2.80%	13,999	36.10	to	45.38	566,153	0.00%	-1.38%	to	0.01%
2020	1.40%	to	2.80%	15,362	36.10	to	45.37	627,034	0.00%	17.96%	to	19.63%
Rydex Variable Trust - Banking Fund (RBKF)
2024	1.40%	to	2.65%	4,696	8.53	to	12.89	53,711	2.59%	19.88%	to	21.39%
2023	1.40%	to	2.65%	4,832	7.11	to	10.62	45,459	1.03%	0.28%	to	1.54%
2022	1.40%	to	2.65%	5,902	7.09	to	10.46	56,059	1.40%	-19.18%	to	-18.17%
2021	1.40%	to	2.65%	7,764	8.78	to	12.78	84,530	0.69%	30.00%	to	31.64%
2020	1.40%	to	2.65%	8,327	6.75	to	9.71	74,551	0.91%	-10.86%	to	-9.74%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2024	1.40%	to	2.65%	2,354	24.08	to	30.24	67,168	0.88%	-5.04%	to	-3.84%
2023	1.40%	to	2.65%	2,709	25.36	to	31.44	80,761	0.00%	6.13%	to	7.46%
2022	1.40%	to	2.65%	3,408	23.89	to	29.26	94,199	0.53%	-12.01%	to	-10.90%
2021	1.40%	to	2.65%	3,334	27.15	to	32.84	102,535	0.58%	19.73%	to	21.23%
2020	1.40%	to	2.65%	2,367	22.68	to	27.09	60,823	1.34%	16.62%	to	18.09%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2024	1.40%	to	1.65%	1,529	30.50	to	38.53	54,274	1.25%	2.70%	to	2.96%
2023	1.40%	to	2.65%	6,798	25.28	to	37.43	237,438	1.33%	-5.82%	to	-4.64%
2022	1.40%	to	2.65%	8,116	26.84	to	39.25	288,121	0.62%	-3.50%	to	-2.28%
2021	1.40%	to	2.65%	10,892	27.81	to	40.17	374,297	0.84%	7.73%	to	9.08%
2020	1.40%	to	2.65%	12,131	25.82	to	36.82	374,434	0.89%	4.76%	to	6.08%
Rydex Variable Trust - Electronics Fund (RELF)
2024	1.40%	to	2.65%	2,274	33.73	to	57.03	86,117	0.00%	13.08%	to	14.51%
2023	1.40%	to	2.65%	2,334	29.45	to	49.80	73,681	0.00%	50.72%	to	52.61%
2022	1.40%	to	2.65%	1,896	19.30	to	32.64	39,840	0.00%	-34.46%	to	-33.64%
2021	1.40%	to	2.65%	2,077	29.08	to	49.18	65,319	0.00%	34.64%	to	36.33%
2020	1.40%	to	2.65%	3,074	21.33	to	36.07	69,300	0.00%	51.89%	to	53.80%
Rydex Variable Trust - Energy Fund (RENF)
2024	1.40%	to	2.80%	14,749	13.29	to	16.62	236,340	2.38%	-2.71%	to	-1.33%
2023	1.40%	to	2.80%	17,348	13.66	to	16.84	279,364	3.75%	-1.19%	to	0.20%
2022	1.40%	to	2.80%	19,404	13.83	to	16.81	317,284	1.02%	44.21%	to	46.23%
2021	1.40%	to	2.80%	21,891	9.59	to	11.49	243,407	0.55%	46.31%	to	48.37%
2020	1.40%	to	2.80%	19,642	6.55	to	7.75	148,692	1.25%	-36.00%	to	-35.09%
Rydex Variable Trust - Energy Services Fund (RESF)
2024	1.40%	to	2.80%	12,375	3.80	to	5.35	54,125	0.00%	-10.46%	to	-9.19%
2023	1.40%	to	2.80%	13,403	4.19	to	5.89	64,034	0.00%	1.56%	to	2.99%
2022	1.40%	to	2.80%	11,615	4.07	to	5.72	55,593	0.00%	38.64%	to	40.59%
2021	1.40%	to	2.80%	15,845	2.89	to	4.07	51,617	0.10%	14.26%	to	15.87%
2020	1.40%	to	2.80%	12,297	2.50	to	3.51	37,174	0.78%	-39.07%	to	-38.21%
Rydex Variable Trust - Financial Services Fund (RFSF)
2024	1.40%	to	2.15%	2,028	17.96	to	20.44	39,848	1.05%	19.65%	to	20.55%
2023	1.40%	to	2.15%	11,633	15.01	to	16.96	193,744	0.00%	11.49%	to	12.33%
2022	1.40%	to	2.15%	12,041	13.47	to	15.09	178,809	0.60%	-19.85%	to	-19.25%
2021	1.40%	to	2.15%	12,737	16.80	to	18.69	234,009	0.39%	32.39%	to	33.38%
2020	1.40%	to	1.73%	10,915	13.07	to	14.02	151,298	0.61%	-1.82%	to	-1.50%
Rydex Variable Trust - Health Care Fund (RHCF)
2024	1.40%	to	2.80%	5,075	30.53	to	38.17	183,727	0.00%	-2.64%	to	-1.26%
2023	1.40%	to	2.80%	12,441	31.36	to	38.65	464,509	0.00%	2.13%	to	3.57%
2022	1.40%	to	2.80%	14,349	30.70	to	37.32	515,300	0.00%	-14.43%	to	-13.23%
2021	1.40%	to	2.80%	16,897	35.88	to	43.01	686,641	0.00%	15.56%	to	17.19%
2020	1.40%	to	2.80%	19,861	31.05	to	36.70	684,838	0.00%	15.40%	to	17.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Internet Fund (RINF)
2024	1.40%	to	2.80%	1,284	40.78	to	50.98	58,004	0.00%	19.98%	to	21.68%
2023	1.40%	to	2.80%	1,311	33.99	to	41.90	49,030	0.00%	43.33%	to	45.34%
2022	1.40%	to	2.80%	1,639	23.71	to	28.83	42,018	0.00%	-46.36%	to	-45.61%
2021	1.40%	to	2.80%	1,812	30.61	to	53.00	84,004	0.00%	-7.29%	to	-5.98%
2020	1.40%	to	2.80%	1,922	32.56	to	56.37	96,214	0.00%	55.79%	to	57.98%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2024	1.40%	to	1.95%	9,734	0.29	to	2.93	19,913	4.48%	14.64%	to	15.27%
2023	1.40%	to	1.95%	9,846	0.25	to	2.54	17,583	0.00%	2.23%	to	2.79%
2022	1.40%	to	1.95%	9,956	0.25	to	2.48	17,401	0.00%	43.40%	to	44.18%
2021	1.40%	to	1.95%	10,509	0.17	to	1.72	13,024	0.00%	-0.98%	to	-0.43%
2020	1.40%	to	1.95%	10,752	0.17	to	1.72	13,516	0.26%	-22.61%	to	-22.19%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2024	1.40%	to	2.80%	3,848	9.79	to	12.89	48,064	6.60%	-5.70%	to	-4.36%
2023	1.40%	to	2.80%	8,279	10.38	to	13.47	109,065	0.38%	16.79%	to	18.43%
2022	1.40%	to	2.80%	10,360	8.89	to	11.38	111,783	0.00%	-15.47%	to	-14.28%
2021	1.40%	to	2.80%	10,506	10.52	to	13.27	132,698	0.26%	15.44%	to	17.06%
2020	1.40%	to	2.80%	13,653	9.11	to	11.34	143,484	1.74%	-2.53%	to	-1.16%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2024	1.40%	to	2.80%	882	13.88	to	17.81	14,572	3.57%	-1.79%	to	-0.40%
2023	1.40%	to	2.80%	1,112	14.13	to	17.88	17,955	0.03%	30.76%	to	32.60%
2022	1.40%	to	2.80%	5,561	10.81	to	13.49	70,485	0.00%	-44.57%	to	-43.78%
2021	1.40%	to	2.80%	5,477	19.50	to	23.99	123,853	0.00%	-16.47%	to	-15.29%
2020	1.40%	to	2.80%	6,244	23.34	to	28.32	158,854	1.25%	36.59%	to	38.51%
Rydex Variable Trust - Leisure Fund (RLF)
2024	1.40%			49	27.25			1,323	0.05%	14.87%
2023	1.40%	to	1.65%	74	23.73	to	27.24	1,857	0.00%	20.49%	to	20.79%
2022	1.40%	to	1.65%	511	19.64	to	22.61	10,107	0.00%	-28.75%	to	-28.57%
2021	1.40%	to	1.95%	1,692	27.50	to	31.73	49,709	0.00%	-1.03%	to	-0.48%
2020	1.40%	to	2.65%	3,255	27.63	to	31.96	91,136	0.00%	17.85%	to	19.33%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2024	1.40%	to	2.80%	27,336	8.35	to	83.50	387,958	0.62%	12.06%	to	13.65%
2023	1.40%	to	2.80%	27,346	7.35	to	73.47	365,792	0.00%	15.57%	to	17.19%
2022	1.40%	to	2.80%	32,668	6.27	to	62.69	391,828	0.00%	-25.32%	to	-24.27%
2021	1.40%	to	2.80%	32,653	8.28	to	82.78	540,619	0.00%	31.52%	to	33.37%
2020	1.40%	to	2.80%	38,193	6.21	to	62.07	478,882	0.92%	7.63%	to	9.15%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2024	1.40%	to	2.80%	20,165	5.36	to	53.61	255,712	1.37%	7.87%	to	9.40%
2023	1.40%	to	2.80%	18,592	4.90	to	49.00	186,809	0.00%	16.48%	to	18.12%
2022	1.40%	to	2.80%	22,360	4.15	to	41.48	230,739	0.00%	-35.29%	to	-34.38%
2021	1.40%	to	2.80%	20,578	6.32	to	63.22	257,747	0.07%	15.71%	to	17.35%
2020	1.40%	to	2.80%	28,240	5.39	to	53.88	573,952	0.00%	16.73%	to	18.37%
Rydex Variable Trust - Nova Fund (RNF)
2024	1.40%	to	2.80%	26,467	59.72	to	70.56	1,847,043	0.00%	29.07%	to	30.90%
2023	1.40%	to	2.80%	27,014	46.27	to	53.90	1,441,595	0.00%	31.36%	to	33.20%
2022	1.40%	to	2.80%	29,223	33.26	to	40.47	1,171,553	0.43%	-32.19%	to	-31.23%
2021	1.40%	to	2.80%	32,437	48.98	to	58.85	1,892,219	0.35%	38.26%	to	40.21%
2020	1.40%	to	2.80%	33,510	35.37	to	41.97	1,395,933	0.85%	16.72%	to	18.36%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2024	1.40%	to	2.80%	26,151	75.92	to	121.69	3,112,783	0.20%	20.47%	to	22.17%
2023	1.40%	to	2.80%	29,740	63.02	to	99.60	2,896,561	0.00%	49.01%	to	51.10%
2022	1.40%	to	2.80%	29,601	42.29	to	65.92	1,936,047	0.00%	-35.96%	to	-35.06%
2021	1.40%	to	2.80%	34,546	66.04	to	101.50	3,445,776	0.00%	22.08%	to	23.80%
2020	1.40%	to	2.80%	37,164	54.09	to	81.99	3,025,805	0.30%	40.96%	to	42.95%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2024	1.40%	to	2.80%	25,033	8.41	to	11.88	267,786	1.46%	5.11%	to	6.60%
2023	1.40%	to	2.80%	25,745	7.89	to	11.15	259,717	0.33%	0.96%	to	2.39%
2022	1.40%	to	2.80%	27,059	7.71	to	10.89	268,775	0.42%	-13.54%	to	-12.32%
2021	1.40%	to	2.80%	28,491	8.79	to	12.42	316,293	3.60%	-11.70%	to	-10.46%
2020	1.40%	to	2.80%	44,245	9.81	to	13.87	549,393	4.84%	30.60%	to	32.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Real Estate Fund (RREF)
2024	1.40%	to	2.65%	1,343	18.32	to	26.66	31,544	1.35%	2.27%	to	3.57%
2023	1.40%	to	2.65%	1,320	17.91	to	25.74	29,994	1.20%	7.44%	to	8.79%
2022	1.40%	to	2.65%	1,563	16.67	to	23.66	33,055	0.85%	-29.29%	to	-28.41%
2021	1.40%	to	2.65%	2,073	23.58	to	33.05	59,854	0.66%	30.57%	to	32.21%
2020	1.40%	to	2.65%	2,668	18.06	to	25.00	60,532	2.87%	-8.28%	to	-7.13%
Rydex Variable Trust - Retailing Fund (RRF)
2024	1.40%	to	2.65%	1,249	31.78	to	41.13	48,050	0.00%	13.53%	to	14.97%
2023	1.40%	to	2.65%	1,298	28.00	to	35.78	43,687	0.00%	13.52%	to	14.94%
2022	1.40%	to	2.65%	1,432	24.66	to	31.13	41,732	0.00%	-28.44%	to	-27.54%
2021	1.40%	to	2.65%	1,560	34.46	to	42.96	62,655	0.00%	8.83%	to	10.20%
2020	1.40%	to	2.65%	1,587	31.67	to	38.98	58,107	0.00%	39.92%	to	41.67%
Rydex Variable Trust - Technology Fund (RTEC)
2024	1.40%	to	2.80%	4,591	40.14	to	59.78	219,456	0.00%	20.53%	to	22.24%
2023	1.40%	to	2.80%	6,709	32.83	to	48.90	254,012	0.00%	44.92%	to	46.95%
2022	1.40%	to	2.80%	6,139	22.34	to	33.28	169,557	0.00%	-38.01%	to	-37.14%
2021	1.40%	to	2.80%	7,666	35.54	to	52.94	346,523	0.00%	17.17%	to	18.83%
2020	1.40%	to	2.80%	14,936	29.91	to	44.55	583,244	0.00%	45.13%	to	47.18%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2024	1.40%	to	2.80%	1,579	9.17	to	12.74	15,325	0.48%	12.51%	to	14.11%
2023	1.40%	to	2.80%	1,588	8.04	to	11.16	13,512	0.87%	3.37%	to	4.82%
2022	1.40%	to	2.80%	1,878	7.67	to	10.65	15,912	0.59%	-27.89%	to	-26.88%
2021	1.40%	to	2.80%	2,390	10.48	to	14.57	28,405	0.70%	5.97%	to	7.47%
2020	1.40%	to	2.80%	3,822	9.76	to	13.55	44,359	0.70%	6.47%	to	7.97%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2024	1.40%	to	2.80%	6,621	74.96	to	135.86	597,792	0.65%	38.31%	to	40.27%
2023	1.40%	to	2.80%	10,515	54.20	to	96.86	695,165	0.09%	41.05%	to	43.03%
2022	1.40%	to	2.80%	12,157	38.42	to	67.72	559,080	0.00%	-41.44%	to	-40.61%
2021	1.40%	to	2.80%	11,626	65.61	to	114.02	914,063	0.00%	53.92%	to	56.09%
2020	1.40%	to	2.80%	12,202	42.62	to	73.05	615,244	0.71%	14.84%	to	16.46%
Rydex Variable Trust - Transportation Fund (RTRF)
2024	1.40%	to	2.15%	589	31.62	to	34.54	19,473	0.28%	-0.61%	to	0.14%
2023	1.40%	to	1.65%	385	34.21	to	34.58	13,230	0.00%	22.45%	to	22.76%
2022	1.40%	to	1.65%	539	27.86	to	28.24	15,135	0.00%	-36.09%	to	-35.93%
2021	1.40%	to	1.65%	510	43.49	to	44.18	22,283	0.00%	20.18%	to	20.48%
2020	1.40%	to	1.65%	218	36.10	to	36.76	7,871	0.14%	38.33%	to	38.67%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2024	1.40%	to	1.65%	183,763	0.05	to	0.52	73,783	3.56%	-14.54%	to	-14.32%
2023	1.40%	to	1.65%	195,003	0.06	to	0.61	90,795	0.59%	-16.34%	to	-16.13%
2022	1.40%	to	1.65%	322,601	0.07	to	0.73	194,808	0.00%	14.69%	to	14.98%
2021	1.40%	to	1.65%	224,320	0.06	to	0.64	108,729	0.00%	-25.68%	to	-25.49%
2020	1.40%	to	1.65%	44,335	0.09	to	0.86	25,148	0.46%	-26.25%	to	-26.07%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2024	1.40%	to	2.50%	6,415	1.04	to	15.06	44,910	3.25%	-14.63%	to	-13.68%
2023	1.40%	to	2.50%	13,518	1.21	to	17.45	65,940	2.88%	-3.48%	to	-2.42%
2022	1.40%	to	2.50%	17,812	1.23	to	17.88	81,418	1.53%	-42.29%	to	-41.65%
2021	1.40%	to	2.50%	20,562	2.12	to	30.65	179,679	0.35%	-9.78%	to	-8.78%
2020	1.40%	to	2.50%	34,518	2.32	to	33.60	659,119	0.09%	18.95%	to	20.27%
Rydex Variable Trust - Utilities Fund (RUTL)
2024	1.40%	to	2.65%	7,696	19.83	to	33.40	207,274	1.40%	16.71%	to	18.18%
2023	1.40%	to	2.65%	5,298	16.78	to	28.26	117,115	1.02%	-9.55%	to	-8.41%
2022	1.40%	to	2.65%	14,793	18.32	to	30.86	306,362	0.85%	-1.60%	to	-0.36%
2021	1.40%	to	2.65%	16,719	18.39	to	30.97	356,722	1.58%	11.53%	to	12.93%
2020	1.40%	to	2.65%	20,525	16.28	to	27.43	390,794	1.67%	-7.61%	to	-6.45%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	2.65%			94	7.65			716	4.87%	-6.19%
2023	2.65%			96	8.16			783	2.82%	1.65%
2022	2.15%	to	2.65%	224	8.02	to	8.59	1,871	1.15%	-5.92%	to	-5.45%
2021	2.15%	to	2.65%	222	8.53	to	9.08	1,966	0.00%	5.28%	to	5.81%
2020	2.15%	to	2.65%	131	8.10	to	8.58	1,082	1.12%	4.58%	to	5.10%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2024	1.40%	to	2.65%	4,923	2.39	to	2.88	14,024	3.67%	5.44%	to	6.78%
2023	1.40%	to	2.65%	5,434	2.27	to	2.70	14,327	10.29%	-8.69%	to	-7.54%
2022	1.40%	to	2.65%	20,358	2.48	to	2.92	58,076	2.68%	19.68%	to	21.18%
2021	1.40%	to	2.65%	6,130	2.07	to	2.41	14,222	0.00%	35.90%	to	37.61%
2020	1.40%	to	2.65%	8,645	1.53	to	1.75	14,658	0.78%	-24.75%	to	-23.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2024	1.40%	to	2.80%	12,907	305.32	to	576.81	5,057,386	0.00%	37.96%	to	39.92%
2023	1.40%	to	2.80%	13,123	221.31	to	412.25	3,698,782	0.00%	110.19%	to	113.14%
2022	1.40%	to	2.80%	11,853	105.29	to	193.42	1,575,261	0.00%	-62.12%	to	-61.58%
2021	1.40%	to	2.80%	13,928	277.94	to	503.48	4,804,151	0.00%	49.22%	to	51.32%
2020	1.40%	to	2.80%	14,765	186.26	to	332.73	3,359,329	0.26%	81.71%	to	84.27%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2024	1.40%	to	1.65%	1,868,435	0.05			89,372	3.10%	-17.33%	to	-17.09%
2023	1.40%	to	1.65%	1,809,990	0.06			104,431	0.14%	-19.59%	to	-19.38%
2022	1.40%	to	1.65%	966,050	0.07			68,911	0.00%	3.35%	to	3.61%
2021	1.40%	to	1.65%	1,940,266	0.07			133,999	0.00%	-36.39%	to	-36.23%
2020	1.40%	to	1.65%	651,272	0.11			70,203	0.75%	-46.65%	to	-46.52%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2024	1.40%			150	0.59			88	0.27%	-7.67%
2023	1.40%			150	0.64			96	0.49%	-10.30%
2022	1.40%			150	0.71			107	0.00%	7.56%
2021	1.40%			150	0.66			99	0.00%	-24.30%
2020	1.40%			150	0.87			131	0.61%	-25.94%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2024	1.40%			116,885	0.56			65,726	0.03%	-6.96%
2023	1.40%			124,984	0.60			75,537	0.00%	-12.46%
2022	1.40%			258	0.69			178	0.00%	15.74%
2021	1.40%			165,670	0.59	to	0.60	98,828	0.00%	-19.62%
2020	1.40%			258	0.74			191	1.77%	-31.77%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2024	1.40%	to	2.65%	13,348	34.99	to	42.56	541,638	0.05%	23.34%	to	24.90%
2023	1.40%	to	2.65%	18,934	28.37	to	34.07	599,545	0.00%	3.69%	to	4.99%
2022	1.40%	to	2.15%	10,218	29.41	to	32.45	324,966	0.00%	-29.88%	to	-29.35%
2021	1.40%	to	2.65%	16,667	39.21	to	45.94	725,663	0.00%	24.25%	to	25.81%
2020	1.40%	to	2.15%	15,511	33.59	to	36.51	557,553	0.00%	24.62%	to	25.56%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2024	1.40%	to	1.95%	7,256	28.61	to	31.22	225,181	1.14%	8.69%	to	9.30%
2023	1.40%	to	1.95%	9,178	26.32	to	28.57	260,623	1.37%	4.24%	to	4.81%
2022	1.40%	to	2.65%	17,945	22.98	to	27.26	459,465	0.72%	-5.09%	to	-3.90%
2021	1.40%	to	1.95%	9,418	26.42	to	28.36	265,868	0.58%	29.76%	to	30.48%
2020	1.40%	to	1.95%	12,764	20.36	to	21.74	276,400	1.20%	-12.29%	to	-11.81%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2024	1.40%	to	2.80%	9,240	61.25	to	76.43	697,157	1.19%	17.28%	to	18.95%
2023	1.40%	to	2.80%	10,471	52.22	to	64.25	663,528	0.32%	20.17%	to	21.85%
2022	1.40%	to	2.80%	12,421	43.46	to	52.73	645,245	0.00%	-22.68%	to	-21.59%
2021	1.40%	to	2.80%	12,167	56.21	to	67.25	804,560	0.00%	36.72%	to	38.65%
2020	1.40%	to	2.80%	12,849	41.11	to	48.51	613,041	0.71%	-1.08%	to	0.32%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2024	1.40%	to	1.95%	2,765	35.34	to	38.58	104,191	0.00%	13.90%	to	14.53%
2023	1.40%	to	1.95%	3,181	31.03	to	33.68	105,031	0.00%	12.47%	to	13.09%
2022	1.40%	to	2.25%	3,442	26.11	to	29.78	100,034	0.00%	-24.34%	to	-23.70%
2021	1.40%	to	2.25%	3,965	34.51	to	39.03	150,638	0.00%	9.72%	to	10.65%
2020	1.40%	to	2.25%	5,761	31.45	to	35.28	198,089	0.00%	27.56%	to	28.65%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2024	1.40%	to	2.65%	1,015	31.95	to	39.18	38,887	0.07%	1.67%	to	2.96%
2023	1.40%	to	2.65%	1,020	31.42	to	38.05	37,976	0.00%	24.49%	to	26.05%
2022	1.40%	to	2.65%	7,304	25.24	to	30.19	190,033	0.47%	-7.69%	to	-6.53%
2021	1.40%	to	2.65%	1,334	27.35	to	32.30	42,397	0.04%	27.82%	to	29.43%
2020	1.40%	to	2.65%	2,931	21.39	to	24.95	72,598	0.40%	4.61%	to	5.92%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2024	1.40%	to	2.80%	2,068	24.61	to	30.71	56,395	0.00%	5.18%	to	6.68%
2023	1.40%	to	2.80%	2,165	23.40	to	28.79	56,190	0.09%	14.24%	to	15.84%
2022	1.40%	to	2.80%	2,546	20.48	to	24.85	56,747	0.00%	-31.83%	to	-30.87%
2021	1.40%	to	2.80%	2,729	30.04	to	35.95	89,254	0.00%	15.87%	to	17.50%
2020	1.40%	to	2.80%	3,788	25.93	to	30.59	108,099	0.00%	12.56%	to	14.15%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2024	1.40%	to	2.15%	2,430	23.36	to	26.61	62,694	0.00%	1.52%	to	2.29%
2023	1.40%	to	3.00%	2,805	19.90	to	26.01	69,940	0.00%	17.50%	to	19.38%
2022	1.40%	to	3.00%	3,527	16.93	to	21.79	72,457	0.00%	-10.94%	to	-9.51%
2021	1.40%	to	3.00%	4,524	19.02	to	24.08	102,895	0.00%	39.18%	to	41.42%
2020	1.40%	to	3.00%	5,351	13.66	to	17.03	87,344	0.00%	-8.75%	to	-7.28%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2024	1.40%			50	9.06			450	3.02%	19.32%
2023	1.40%			50	7.60			379	0.25%	-0.22%
2022	1.40%			50	7.61			380	0.00%	14.07%
2021	1.40%			50	6.67			333	0.00%	9.55%
2020	1.40%			1,697	6.09			10,339	0.82%	-15.23%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2024	1.40%	to	1.65%	743	3.38	to	3.47	2,580	5.87%	-14.64%	to	-14.42%
2023	1.40%	to	1.65%	759	3.96	to	4.06	3,079	0.09%	1.17%	to	1.42%
2022	1.40%	to	1.65%	720	3.92	to	4.00	2,879	0.00%	-19.79%	to	-19.59%
2021	1.40%	to	1.65%	1,278	4.88	to	4.98	6,357	0.00%	-15.38%	to	-15.17%
2020	1.40%	to	1.65%	1,267	5.77	to	5.87	7,429	0.43%	7.90%	to	8.17%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2024	1.40%	to	2.50%	12,107	29.50	to	35.07	423,351	0.71%	22.49%	to	23.85%
2023	1.40%	to	2.50%	13,073	24.08	to	28.31	369,231	0.70%	20.33%	to	21.65%
2022	1.40%	to	2.50%	14,816	20.02	to	23.27	344,122	0.91%	-22.51%	to	-21.65%
2021	1.40%	to	2.50%	16,781	25.83	to	29.70	497,620	0.63%	24.59%	to	25.96%
2020	1.40%	to	2.50%	18,814	20.73	to	23.58	442,408	1.29%	11.04%	to	12.27%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2024	1.40%	to	2.80%	9,104	18.10	to	22.62	194,193	4.91%	4.74%	to	6.22%
2023	1.40%	to	3.00%	15,210	16.53	to	21.30	308,002	4.82%	6.93%	to	8.65%
2022	1.40%	to	3.00%	17,668	15.46	to	19.60	324,182	4.31%	-12.22%	to	-10.81%
2021	1.40%	to	3.00%	24,527	17.61	to	21.98	509,099	4.88%	1.30%	to	2.93%
2020	1.40%	to	3.00%	20,436	17.38	to	21.35	415,272	5.74%	0.26%	to	1.88%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2024	1.40%	to	2.65%	3,713	24.42	to	28.42	102,679	1.89%	10.24%	to	11.63%
2023	1.40%	to	2.65%	4,120	22.15	to	25.46	102,567	1.32%	6.20%	to	7.53%
2022	1.40%	to	2.65%	9,385	20.76	to	23.68	212,773	1.95%	-4.25%	to	-3.04%
2021	1.40%	to	2.65%	5,825	21.68	to	24.42	134,425	2.09%	15.79%	to	17.24%
2020	1.40%	to	2.65%	7,586	18.72	to	20.83	151,708	2.41%	-2.48%	to	-1.25%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2024	1.40%	to	2.65%	357,113	8.46	to	9.78	3,442,635	4.87%	2.22%	to	3.51%
2023	1.40%	to	2.65%	392,388	8.27	to	9.45	3,643,955	4.75%	2.13%	to	3.41%
2022	1.40%	to	2.65%	446,234	8.10	to	9.14	4,006,702	1.38%	-1.19%	to	0.05%
2021	1.40%	to	2.65%	452,546	8.20	to	9.13	4,089,292	0.01%	-2.61%	to	-1.38%
2020	1.40%	to	2.65%	470,630	8.42	to	9.26	4,307,410	0.27%	-2.33%	to	-1.10%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2024	1.40%	to	2.65%	19,822	3.36	to	32.73	98,526	0.00%	1.43%	to	2.71%
2023	1.40%	to	2.65%	23,039	3.27	to	31.95	113,504	0.00%	0.34%	to	1.59%
2022	1.40%	to	2.65%	23,625	3.22	to	31.52	114,974	0.00%	-15.58%	to	-14.52%
2021	1.40%	to	2.65%	20,555	3.77	to	36.97	129,477	0.20%	9.36%	to	10.74%
2020	1.40%	to	2.65%	24,385	3.40	to	33.47	138,503	0.33%	11.47%	to	12.87%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2024	1.40%	to	1.65%	20,314	4.17	to	40.65	256,371	0.13%	14.87%	to	15.16%
2023	1.40%	to	1.65%	20,564	3.62	to	35.39	232,582	0.04%	12.28%	to	12.56%
2022	1.40%	to	2.30%	20,646	3.22	to	31.52	210,164	0.07%	-16.40%	to	-15.64%
2021	1.40%	to	2.30%	21,180	3.82	to	37.46	270,365	0.24%	20.07%	to	21.16%
2020	1.40%	to	2.65%	21,956	3.15	to	30.99	246,209	0.51%	6.09%	to	7.43%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	1.40%	to	2.80%	36,260	3.19	to	31.05	217,539	2.57%	-4.53%	to	-3.17%
2023	1.40%	to	2.80%	38,103	3.29	to	32.15	229,275	1.48%	6.04%	to	7.54%
2022	1.40%	to	2.80%	39,365	3.06	to	29.97	223,643	2.88%	-27.01%	to	-25.98%
2021	1.40%	to	2.80%	40,275	4.14	to	40.60	314,704	2.70%	22.24%	to	23.96%
2020	1.40%	to	2.80%	54,303	3.34	to	32.83	303,215	4.51%	-14.74%	to	-13.54%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2024	1.40%	to	2.80%	79,649	3.08	to	49.14	350,482	0.00%	30.54%	to	32.39%
2023	1.40%	to	2.80%	68,753	2.32	to	37.45	241,735	0.00%	42.90%	to	44.91%
2022	1.40%	to	2.80%	70,610	1.60	to	24.21	166,368	0.00%	-41.61%	to	-40.78%
2021	1.40%	to	2.80%	54,139	2.71	to	41.46	353,857	0.00%	11.25%	to	12.82%
2020	1.40%	to	2.80%	78,737	2.40	to	37.27	435,687	0.00%	42.09%	to	44.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2024	1.40%	to	2.80%	49,571	26.59	to	32.50	1,594,941	2.02%	12.22%	to	13.81%
2023	1.40%	to	2.80%	55,807	23.69	to	28.56	1,579,221	2.11%	12.24%	to	13.81%
2022	1.40%	to	2.80%	57,881	21.11	to	25.09	1,440,589	1.23%	-18.71%	to	-17.56%
2021	1.40%	to	2.80%	62,960	25.97	to	30.44	1,902,016	0.92%	13.96%	to	15.57%
2020	1.40%	to	2.80%	60,622	22.79	to	26.34	1,585,258	1.83%	11.16%	to	12.72%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	1.40%	to	2.80%	747,255	13.34	to	84.31	10,363,446	0.75%	12.40%	to	13.99%
2023	1.40%	to	3.00%	813,460	11.70	to	74.15	9,895,010	0.16%	14.59%	to	16.44%
2022	1.40%	to	3.00%	900,938	10.05	to	63.84	9,391,070	0.20%	-18.42%	to	-17.11%
2021	1.40%	to	3.00%	954,947	12.13	to	77.21	12,040,904	0.32%	13.38%	to	15.21%
2020	1.40%	to	3.00%	1,011,647	10.52	to	67.19	11,106,048	0.07%	15.94%	to	17.81%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2024	1.40%	to	2.80%	10,703	50.43	to	61.65	655,688	0.11%	24.90%	to	26.67%
2023	1.40%	to	2.80%	11,001	40.38	to	48.67	532,083	0.20%	36.11%	to	38.02%
2022	1.40%	to	2.80%	11,614	29.67	to	35.26	406,110	0.16%	-35.39%	to	-34.48%
2021	1.40%	to	2.80%	14,344	45.91	to	53.81	763,519	0.00%	19.50%	to	21.19%
2020	1.40%	to	2.80%	16,792	38.42	to	44.40	739,081	0.73%	35.55%	to	37.46%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2024	1.40%	to	2.30%	987,792	8.05	to	40.13	8,300,456	0.75%	20.76%	to	21.86%
2023	1.40%	to	2.25%	1,058,975	6.61	to	32.97	7,268,037	0.92%	23.97%	to	25.02%
2022	1.40%	to	2.25%	1,148,082	5.28	to	26.40	6,298,655	1.04%	-21.20%	to	-20.53%
2021	1.40%	to	2.25%	1,244,917	6.65	to	33.25	8,579,707	0.52%	15.46%	to	16.45%
2020	1.40%	to	2.65%	1,333,172	5.71	to	28.58	7,932,559	0.72%	16.92%	to	18.39%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2024	1.40%	to	2.80%	54,217	4.59	to	44.70	418,365	1.34%	2.90%	to	4.36%
2023	1.40%	to	2.80%	63,145	4.40	to	42.94	463,971	1.52%	7.82%	to	9.34%
2022	1.40%	to	2.80%	66,588	4.02	to	39.37	454,974	1.70%	-11.13%	to	-9.87%
2021	1.40%	to	2.80%	70,484	4.46	to	43.79	603,908	1.13%	10.45%	to	12.01%
2020	0.00%	to	2.80%	76,218	3.98	to	39.20	659,579	1.25%	13.09%	to	16.30%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2024	1.40%	to	2.65%	1,315,241	11.62	to	90.40	15,658,877	0.03%	31.76%	to	33.42%
2023	1.40%	to	2.65%	1,438,029	8.71	to	67.93	12,797,996	0.14%	39.44%	to	41.19%
2022	1.40%	to	2.65%	1,534,658	6.17	to	48.23	9,665,655	0.16%	-31.72%	to	-30.86%
2021	1.40%	to	2.65%	1,641,006	8.92	to	69.94	14,966,961	0.10%	17.19%	to	18.66%
2020	1.40%	to	2.65%	1,740,543	7.52	to	59.09	13,379,358	0.41%	29.48%	to	31.11%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2024	1.40%			2,720	26.92			73,204	0.93%	11.52%
2023	1.40%			3,290	24.13			79,411	1.13%	9.85%
2022	1.40%			3,348	21.97			73,562	1.30%	-6.87%
2021	1.40%			3,519	23.59			83,018	0.45%	18.06%
2020	1.40%			3,503	19.98			69,997	1.23%	-2.30%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	1.40%	to	3.00%	2,845	24.72	to	32.38	88,054	2.95%	4.24%	to	5.93%
2023	1.40%	to	3.00%	6,402	23.72	to	30.57	187,775	4.76%	18.67%	to	20.58%
2022	1.40%	to	3.00%	6,299	19.99	to	25.35	152,009	3.16%	-17.62%	to	-16.29%
2021	1.40%	to	3.00%	6,221	24.26	to	30.29	180,115	1.62%	2.35%	to	4.00%
2020	1.40%	to	3.00%	9,074	23.70	to	29.12	248,125	2.44%	-4.19%	to	-2.65%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2024	1.40%	to	2.25%	2,761	17.30	to	20.10	55,262	2.78%	3.26%	to	4.15%
2023	1.40%	to	2.25%	2,966	16.75	to	19.30	56,591	1.29%	13.31%	to	14.27%
2022	1.40%	to	2.65%	3,209	14.00	to	16.89	48,509	3.41%	-17.23%	to	-16.19%
2021	1.40%	to	2.65%	3,692	16.92	to	20.16	68,435	0.92%	3.07%	to	4.36%
2020	1.40%	to	2.65%	4,609	16.41	to	19.31	83,805	2.44%	5.41%	to	6.73%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2024	1.40%	to	2.65%	143,700	4.52	to	47.93	891,216	0.00%	8.19%	to	9.56%
2023	1.40%	to	2.65%	152,361	4.13	to	43.86	852,391	0.00%	7.16%	to	8.50%
2022	1.40%	to	2.65%	148,990	3.80	to	40.53	810,770	0.00%	-17.72%	to	-16.69%
2021	1.40%	to	2.65%	160,482	4.56	to	49.32	1,071,965	0.05%	16.74%	to	18.20%
2020	1.40%	to	2.65%	181,464	3.86	to	41.76	998,277	0.19%	3.97%	to	5.28%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)
2024	1.65%	to	2.65%	1,312	24.38	to	28.38	35,002	0.10%	9.83%	to	10.94%
2023	1.40%	to	2.65%	2,249	22.20	to	26.19	56,079	0.31%	21.18%	to	22.70%
2022	1.40%	to	2.65%	2,346	18.32	to	21.35	47,532	0.45%	-28.34%	to	-27.44%
2021	1.40%	to	2.65%	2,538	25.56	to	29.42	70,999	0.16%	7.41%	to	8.77%
2020	1.40%	to	2.65%	2,569	23.80	to	27.05	66,418	0.83%	14.93%	to	16.38%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2024	1.40%	to	2.30%	4,326	30.20	to	34.28	145,684	1.28%	14.18%	to	15.21%
2023	1.40%	to	3.00%	4,666	23.79	to	29.76	134,148	1.94%	10.83%	to	12.61%
2022	1.40%	to	3.00%	7,197	21.47	to	26.42	182,821	1.26%	-10.81%	to	-9.38%
2021	1.40%	to	3.00%	4,705	24.07	to	29.16	133,127	1.40%	23.05%	to	25.04%
2020	1.40%	to	3.00%	5,625	19.56	to	23.32	128,199	1.62%	4.49%	to	6.17%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	1.40%	to	2.65%	2,788	47.02	to	56.18	149,232	0.00%	24.53%	to	26.10%
2023	1.40%	to	2.65%	3,622	37.76	to	44.55	155,372	0.00%	40.27%	to	42.03%
2022	1.40%	to	2.65%	3,141	26.92	to	31.37	95,931	0.00%	-34.02%	to	-33.19%
2021	1.40%	to	2.65%	7,213	40.80	to	46.95	329,362	0.00%	18.75%	to	20.25%
2020	1.40%	to	2.65%	8,689	34.36	to	39.04	329,580	0.02%	27.32%	to	28.92%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2024	2.25%			215	17.42			3,753	6.33%	4.67%
2023	2.25%			225	16.64			3,749	2.22%	7.81%
2022	1.40%	to	2.25%	623	15.43	to	17.53	10,429	6.61%	-15.64%	to	-14.92%
2021	1.40%	to	2.25%	636	18.30	to	20.60	12,538	4.09%	-0.93%	to	-0.08%
2020	1.40%	to	2.25%	720	18.47	to	20.62	14,285	4.02%	4.93%	to	5.82%
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
2024	1.40%	to	2.65%	45,218	10.68	to	10.77	486,804	1.48%	6.82%	to	7.73%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	1.40%	to	2.80%	103,965	10.46	to	10.56	1,096,922	0.95%	4.57%	to	5.57%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	1.40%	to	2.65%	20,632	9.84	to	9.93	204,730	0.57%	-1.57%	to	-0.72%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	1.40%	to	1.65%	6,430	10.21	to	10.23	65,737	3.23%	2.14%	to	2.32%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)
2024	1.40%			146	10.55			1,541	1.93%	5.52%			****
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	1.40%	to	1.65%	9,511	11.81	to	11.83	112,452	0.00%	18.09%	to	18.29%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
2024	1.40%	to	2.65%	183,506	10.47	to	10.56	1,936,888	2.16%	4.72%	to	5.61%	****
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2024	1.40%	to	2.25%	46,767	6.30	to	61.32	484,470	0.58%	19.41%	to	20.43%
2023	1.40%	to	2.25%	42,705	5.23	to	51.05	381,730	0.80%	13.75%	to	14.71%
2022	1.40%	to	2.25%	50,422	4.56	to	44.61	368,486	0.80%	-15.47%	to	-14.75%
2021	1.40%	to	2.25%	53,219	5.35	to	52.46	586,655	0.69%	22.83%	to	23.88%
2020	1.40%	to	2.25%	58,407	4.31	to	42.45	516,470	1.01%	12.85%	to	13.81%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2024	1.40%	to	2.30%	515,340	4.33	to	46.14	2,450,646	0.84%	17.85%	to	18.92%
2023	1.40%	to	2.30%	564,043	3.64	to	38.84	2,250,862	0.96%	10.62%	to	11.62%
2022	1.40%	to	2.30%	578,328	3.26	to	34.83	2,083,024	1.30%	-11.50%	to	-10.70%
2021	1.40%	to	2.25%	591,283	3.66	to	39.04	2,359,161	0.99%	26.15%	to	27.23%
2020	1.40%	to	2.25%	712,496	2.87	to	30.72	2,267,642	1.69%	0.41%	to	1.27%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2024	1.40%	to	2.25%	2,905	13.90	to	14.10	40,806	0.71%	22.09%	to	23.13%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2024	1.65%			74	10.37			765	5.95%	0.46%
2023	1.65%			28	10.32			286	3.50%	3.23%			****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	1.40%	to	2.25%	41,018	4.42	to	53.18	280,061	0.00%	21.25%	to	22.29%
2023	1.40%	to	2.25%	41,382	3.62	to	43.81	234,292	0.00%	15.53%	to	16.51%
2022	1.40%	to	2.25%	41,192	3.10	to	37.76	203,252	0.00%	-30.32%	to	-29.72%
2021	1.40%	to	2.25%	46,023	4.42	to	54.00	330,073	0.00%	10.48%	to	11.42%
2020	1.40%	to	2.25%	46,738	3.96	to	48.73	315,148	0.00%	36.87%	to	38.04%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2024	1.40%	to	2.50%	16,822	4.47	to	43.57	81,975	0.67%	6.12%	to	7.30%
2023	1.40%	to	3.00%	20,410	4.17	to	40.71	94,902	0.95%	7.73%	to	9.46%
2022	1.40%	to	3.00%	24,154	3.81	to	37.28	115,466	0.56%	-12.42%	to	-11.01%
2021	1.40%	to	3.00%	22,510	4.28	to	42.00	122,950	0.62%	28.88%	to	30.95%
2020	1.40%	to	3.00%	23,015	3.27	to	32.15	94,855	1.23%	-5.50%	to	-3.97%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	1.40%	to	2.15%	15,735	46.99	to	52.68	819,767	0.22%	23.15%	to	24.09%
2023	1.40%	to	2.15%	16,832	38.15	to	42.45	707,432	0.34%	24.21%	to	25.14%
2022	1.40%	to	2.15%	18,032	30.72	to	33.92	605,906	0.44%	-20.18%	to	-19.58%
2021	1.40%	to	2.15%	19,348	38.48	to	42.19	809,737	0.36%	20.85%	to	21.76%
2020	1.40%	to	2.65%	22,292	29.90	to	34.65	767,071	0.61%	16.44%	to	17.90%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	1.40%	to	2.65%	102,127	1.38	to	12.83	248,472	5.62%	3.31%	to	4.61%
2023	1.40%	to	2.65%	116,936	1.32	to	12.29	273,227	4.51%	3.14%	to	4.43%
2022	1.40%	to	2.65%	127,991	1.27	to	11.80	320,121	3.88%	-7.66%	to	-6.50%
2021	1.40%	to	2.65%	129,086	1.35	to	12.79	322,457	2.75%	-1.89%	to	-0.66%
2020	1.40%	to	2.65%	135,493	1.36	to	12.89	301,751	2.32%	0.75%	to	2.02%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2024	1.40%	to	2.65%	215,553	11.69	to	13.97	3,003,766	1.54%	9.79%	to	11.18%
2023	1.40%	to	2.65%	235,397	10.65	to	12.56	2,951,241	1.71%	-4.15%	to	-2.95%
2022	1.40%	to	2.65%	249,147	11.11	to	12.94	3,219,337	1.41%	-12.69%	to	-11.60%
2021	1.40%	to	2.65%	268,364	12.72	to	14.64	3,923,422	1.26%	26.90%	to	28.49%
2020	0.00%	to	2.65%	284,237	10.03	to	13.80	3,234,908	5.49%	-9.68%	to	-7.25%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2024	1.40%	to	2.80%	533,037	18.96	to	23.18	12,332,218	0.00%	19.62%	to	21.31%
2023	1.40%	to	2.80%	575,273	15.85	to	19.11	10,973,602	0.00%	16.52%	to	18.15%
2022	1.40%	to	2.80%	614,682	13.61	to	16.17	9,925,593	0.00%	-24.69%	to	-23.63%
2021	1.40%	to	2.80%	646,066	18.07	to	21.18	13,663,314	0.00%	26.09%	to	27.86%
2020	1.40%	to	2.80%	720,479	14.33	to	16.56	11,919,132	0.18%	-3.93%	to	-2.57%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2024	1.40%	to	1.65%	10,632	17.84	to	18.31	194,463	6.52%	2.04%	to	2.29%
2023	1.40%	to	1.65%	10,742	17.48	to	17.90	192,014	2.92%	6.38%	to	6.64%
2022	1.40%	to	2.65%	14,512	14.14	to	16.79	235,575	7.73%	-14.15%	to	-13.07%
2021	1.40%	to	2.65%	15,011	16.47	to	19.31	281,028	11.09%	13.20%	to	14.62%
2020	1.40%	to	2.65%	13,971	14.55	to	16.85	228,346	4.97%	5.19%	to	6.51%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2024	1.40%			877	18.19			15,965	6.43%	6.02%
2023	1.40%			878	17.16			15,062	5.70%	9.56%
2022	1.40%			858	15.66			13,435	4.83%	-16.88%
2021	1.40%			887	18.84			16,712	4.49%	-3.92%
2020	1.40%			867	19.61			17,005	4.65%	5.22%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2024	1.40%			300	17.10			5,135	3.53%	3.99%
2023	1.40%			609	16.44			10,016	2.58%	7.50%
2022	1.40%			611	15.29			9,340	1.49%	-11.40%
2021	1.40%			611	17.26			10,542	1.54%	-3.32%
2020	1.40%			802	17.85			14,319	5.68%	4.09%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2024	1.40%	to	1.95%	2,722	11.91	to	13.09	35,528	3.51%	-2.44%	to	-1.89%
2023	1.40%	to	1.95%	3,229	12.20	to	13.34	42,976	2.25%	3.23%	to	3.79%
2022	1.40%	to	1.95%	3,747	11.82	to	12.85	48,075	1.49%	-12.72%	to	-12.24%
2021	1.40%	to	1.95%	3,861	13.54	to	14.64	56,456	5.45%	-6.01%	to	-5.49%
2020	1.40%	to	1.95%	5,534	14.41	to	15.49	85,386	2.50%	7.99%	to	8.59%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2024	1.40%	to	2.30%	5,334	18.28	to	20.84	110,430	5.84%	4.44%	to	5.39%
2023	1.40%	to	2.30%	6,101	17.50	to	19.78	119,981	5.68%	9.66%	to	10.65%
2022	1.40%	to	2.30%	7,227	15.96	to	17.87	128,605	4.99%	-12.32%	to	-11.53%
2021	1.40%	to	2.30%	40,087	18.20	to	20.20	809,240	4.46%	1.28%	to	2.19%
2020	1.40%	to	2.30%	41,202	17.97	to	19.77	814,002	4.83%	3.34%	to	4.28%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	1.40%	to	2.30%	6,032	10.69	to	12.17	70,923	3.99%	2.11%	to	3.04%
2023	1.40%	to	2.30%	4,830	10.47	to	11.81	55,744	3.54%	2.58%	to	3.51%
2022	1.40%	to	2.30%	21,653	10.21	to	11.41	245,033	1.64%	-7.88%	to	-7.05%
2021	1.40%	to	2.30%	21,283	11.08	to	12.27	259,609	0.52%	-3.18%	to	-2.31%
2020	1.40%	to	2.30%	23,062	11.45	to	12.56	287,782	1.21%	0.65%	to	1.56%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2024	1.40%			3,658	14.19			51,899	2.72%	-7.33%
2023	1.40%			4,459	15.31			68,254	2.38%	2.54%
2022	1.40%			4,788	14.93			71,491	2.02%	-29.86%
2021	1.40%	to	2.30%	8,346	19.22	to	21.29	174,400	1.58%	-6.95%	to	-6.11%
2020	1.40%	to	2.30%	11,013	20.66	to	22.67	244,926	1.64%	14.72%	to	15.76%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	1.40%	to	2.50%	190,374	1.62	to	15.82	515,409	2.65%	-0.41%	to	0.70%
2023	1.40%	to	3.00%	202,286	1.61	to	15.75	550,147	2.99%	0.61%	to	2.23%
2022	1.40%	to	3.00%	213,445	1.58	to	15.45	562,645	6.93%	-14.50%	to	-13.13%
2021	1.40%	to	3.00%	244,342	1.82	to	17.83	891,189	4.98%	2.47%	to	4.12%
2020	1.40%	to	3.00%	251,435	1.74	to	17.16	908,180	1.37%	8.41%	to	10.16%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2024	1.40%			2,785	7.21			20,079	2.22%	2.70%
2023	1.40%			2,874	7.02			20,178	16.05%	-9.13%
2022	1.40%			2,884	7.73			22,277	19.26%	7.11%
2021	1.40%			5,630	7.21			40,606	4.85%	31.49%
2020	1.40%			2,791	5.49			15,310	6.43%	-0.06%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	1.40%	to	2.80%	250,675	1.60	to	15.55	620,939	4.03%	-0.31%	to	1.10%
2023	1.40%	to	2.80%	328,457	1.58	to	15.42	812,201	3.56%	3.01%	to	4.45%
2022	1.40%	to	2.80%	374,387	1.51	to	14.80	831,231	2.61%	-16.66%	to	-15.49%
2021	1.40%	to	2.80%	337,380	1.79	to	17.56	1,075,668	1.82%	-3.99%	to	-2.64%
2020	1.40%	to	2.80%	378,228	1.84	to	18.08	1,260,212	2.02%	5.65%	to	7.14%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	1.40%	to	2.65%	31,814	10.09	to	12.30	381,963	5.00%	3.27%	to	4.57%
2023	1.40%	to	2.65%	27,102	9.77	to	11.76	313,094	4.42%	3.13%	to	4.42%
2022	1.40%	to	2.65%	38,512	9.48	to	11.26	425,286	1.64%	-2.76%	to	-1.54%
2021	1.40%	to	2.65%	44,424	9.75	to	11.44	499,518	1.11%	-2.67%	to	-1.45%
2020	1.40%	to	2.65%	42,052	10.01	to	11.60	481,715	1.24%	-0.43%	to	0.82%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2024	1.40%	to	2.50%	7,719	4.57	to	44.49	88,966	0.00%	10.85%	to	12.08%
2023	1.40%	to	2.50%	5,535	4.08	to	39.80	71,090	0.00%	15.86%	to	17.14%
2022	1.40%	to	2.50%	8,632	3.48	to	34.06	78,866	0.00%	-24.35%	to	-23.51%
2021	1.40%	to	2.50%	9,097	4.55	to	44.64	116,761	0.00%	26.77%	to	28.17%
2020	1.40%	to	2.50%	13,380	3.55	to	34.92	112,429	0.00%	20.74%	to	22.07%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2024	1.40%	to	2.30%	46,491	4.95	to	48.18	352,850	1.17%	1.04%	to	1.96%
2023	1.40%	to	2.30%	52,350	4.85	to	47.37	380,252	0.88%	23.07%	to	24.18%
2022	1.40%	to	2.30%	53,899	3.91	to	38.24	323,221	0.40%	-11.26%	to	-10.46%
2021	1.40%	to	2.30%	54,970	4.36	to	42.81	367,674	1.31%	25.89%	to	27.03%
2020	1.40%	to	2.30%	67,862	3.43	to	33.79	336,621	1.00%	-9.26%	to	-8.44%
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2024	1.40%	to	2.30%	178,899	3.06	to	29.85	716,221	2.54%	-4.51%	to	-3.64%
2023	1.40%	to	2.30%	198,825	3.18	to	31.05	804,353	2.33%	18.07%	to	19.14%
2022	1.40%	to	2.30%	206,455	2.67	to	26.13	721,565	1.48%	13.47%	to	14.50%
2021	1.40%	to	2.30%	213,579	2.33	to	22.88	665,334	0.70%	19.29%	to	20.37%
2020	1.40%	to	2.30%	252,296	1.94	to	19.05	658,689	2.74%	-4.62%	to	-3.75%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	1.40%	to	2.65%	27,677	1.92	to	17.82	73,771	7.33%	0.07%	to	1.34%
2023	1.40%	to	2.65%	55,719	1.89	to	17.63	126,017	3.93%	8.50%	to	9.86%
2022	1.40%	to	2.65%	65,567	1.72	to	16.09	155,725	4.41%	-9.36%	to	-8.22%
2021	1.40%	to	2.65%	68,911	1.88	to	17.57	188,599	5.19%	-6.56%	to	-5.39%
2020	0.00%	to	2.65%	70,648	1.99	to	18.62	216,792	6.33%	6.07%	to	8.92%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	1.40%	to	2.25%	79,606	2.82	to	28.75	326,347	1.68%	-1.06%	to	-0.21%
2023	1.40%	to	2.25%	98,398	2.82	to	28.88	383,512	3.60%	7.34%	to	8.25%
2022	1.40%	to	2.25%	111,474	2.61	to	26.74	390,268	0.28%	-26.06%	to	-25.42%
2021	1.40%	to	2.25%	121,927	3.50	to	35.95	567,282	0.88%	-13.83%	to	-13.09%
2020	1.40%	to	2.25%	140,353	4.02	to	41.47	754,877	1.88%	14.64%	to	15.62%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	1.40%	to	3.00%	71,615	3.06	to	25.42	292,540	2.54%	-5.72%	to	-4.19%
2023	1.40%	to	3.00%	82,514	3.20	to	26.60	340,501	2.78%	-6.43%	to	-4.92%
2022	1.40%	to	3.00%	98,969	3.36	to	28.05	468,952	1.52%	5.20%	to	6.89%
2021	1.40%	to	3.00%	150,447	3.14	to	26.30	554,243	0.44%	15.41%	to	17.27%
2020	0.00%	to	3.00%	169,157	2.68	to	22.49	602,781	0.84%	15.59%	to	19.11%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2024 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$538,081	$512,430
Stocks	9,991	12,393
Mortgage loans, net of allowance	984	1,802
Policy loans	3,831	4,286
Cash, cash equivalents and short-term investments	19,645	10,527

Total invested assets	$572,532	$541,438
Accrued investment income	5,773	5,349
Deferred federal income tax assets, net	9,561	9,697
Current federal income tax recoverable	-	10,734
Other assets	8,309	8,437
Separate account assets	12,061,568	10,358,818

Total admitted assets	$12,657,743	$10,934,473

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$258,023	$278,258
Funds withheld and other payables on reinsurance	114,593	119,633
Asset valuation reserve	5,029	4,009
Reinsurance in unauthorized company	9,218	9,928
Other liabilities	35,591	21,959
Separate account liabilities	12,061,568	10,358,818

Total liabilities	$12,484,022	$10,792,605

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	834	503
Additional paid-in capital	42,165	42,165
Unassigned surplus	125,713	94,191

Total capital and surplus	$173,721	$141,868

Total liabilities, capital and surplus	$12,657,743	$10,934,473

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2024	2023	2022

Revenues
Premiums and annuity considerations	$1,348,190	$901,655	$931,511
Net investment income	24,325	22,311	17,308
Policyholder fee income	26,482	23,241	23,179
Other revenues	2,150	1,854	2,053
Total revenues	$1,401,147	$949,061	$974,051

Benefits and expenses
Benefits to policyholders and beneficiaries	$926,596	$817,326	$676,536
Decrease in reserves for future policy benefits and claims	(13,935)	(9,017)	(6,685)
Net transfers to separate accounts	445,603	104,692	272,767
Decrease in funds withheld	5,901	4,944	5,926
Other expenses	2,384	4,428	6,270
Total benefits and expenses	$1,366,549	$922,373	$954,814

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$34,598	$26,688	$19,237
Federal income tax expense (benefit)	3,068	(9,917)	1,957

Income before net realized capital gains (losses) on investments	$31,530	$36,605	$17,280
Net realized capital gains (losses) on investments, net of federal income tax (benefit) expense of $(65), $(174) and $81 in 2024, 2023 and 2022, respectively, and excluding $(258), $(1,248) and $18 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	242	(935)	(52)
Net income	$31,772	$35,670	$17,228

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$5,009	$-	$42,165	$55,421	$102,595

Net income	-	-	-	17,228	17,228
Change in asset valuation reserve	-	-	-	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	-	-	-	(578)	(578)
Change in deferred income taxes	-	-	-	2,756	2,756
Change in nonadmitted assets	-	-	-	(2,923)	(2,923)
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670
Change in asset valuation reserve	-	-	-	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001
Change in deferred income taxes	-	-	-	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827
Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772
Change in asset valuation reserve	-	-	-	(1,020)	(1,020)
Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503
Change in deferred income taxes	-	-	-	1,377	1,377
Change in nonadmitted assets	-	-	-	(1,489)	(1,489)
Change in liability for reinsurance in unauthorized company	-	-	-	710	710
Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$1,348,190	$901,655	$931,511
Net investment income	22,898	21,055	15,582
Other revenue	27,212	24,983	24,197
Policy benefits and claims paid	(925,524)	(817,922)	(676,675)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,338)	(8,291)	(12,304)
Net transfers to separate accounts	(445,576)	(104,668)	(272,722)
Federal income taxes recovered (paid)	9,192	(122)	(1,092)
Net cash provided by operating activities	$28,054	$16,690	$8,497

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	$61,685	$43,820	$25,470
Mortgage loans	818	2,552	1,620
Other assets	-	2	-
Total Investment proceeds	$62,503	$46,374	$27,090
Cost of investments acquired:
Bonds and stocks	$(83,480)	$(111,362)	$(70,724)
Other assets	(2)	-	-
Total Investments acquired	$(83,482)	$(111,362)	$(70,724)
Net decrease in policy loans	$469	$295	$243
Net cash used in investing activities	$(20,510)	$(64,693)	$(43,391)

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(6,271)	$5,745	$17,139
Net change in borrowed money	-	-	(17,936)
Other cash provided (used)	7,845	585	(15,720)

Net cash provided by (used in) financing activities and miscellaneous sources	$1,574	$6,330	$(16,517)

Net increase (decrease) in cash, cash equivalents and short-term investments	$9,118	$(41,673)	$(51,411)
Cash, cash equivalents and short-term investments at beginning of year	10,527	52,200	103,611
Cash, cash equivalents and short-term investments at end of year	$19,645	$10,527	$52,200

Supplemental disclosure of non-cash activities
Exchange of bond investments	$2,004	$26,508	$-

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2024 and 2023, the Company has $834 and $503, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 22, 2025, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%

Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%

Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)

Total, net	$154,570	$2,581	$12,026,712	$12,183,863

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,189	$-	$2,189	0%
At book value less current surrender charge of 5% or more	158	-	-	158	0%
At fair value	-	-	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	-	-	278,734	3%
Not subject to discretionary withdrawal	14,906	-	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	-	-	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$-	$-	$133

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%

Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	-	44,915	58%

Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)

Total, net	$43,839	$32,182	$76,021

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$-	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$-	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	-	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	-	(1,103)

Total, net	$43,760	$28,094	$71,854

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%

Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)

Total, net	$59,614

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2024	2023

Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$185,754	$197,919
Supplemental contracts with life contingencies, net	12,655	14,454
Deposit-type contracts	59,614	65,885

Subtotal	$258,023	$278,258

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	12,061,475	10,358,723

Subtotal	$12,061,475	$10,358,723

Total annuity actuarial reserves and deposit fund liabilities, net	$12,319,498	$10,636,981

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account

(in thousands)	Account value	Cash value	Reserve

December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920

Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559

Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)

Total, net	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	4,773
Accidental death benefits	-	-	8
Disability - active lives	-	-	25
Disability - disabled lives	-	-	2,976
Miscellaneous reserves	-	-	1,688

Total, gross	$85,101	$149,223	$161,754
Less: Reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$12,061,568	$-	$10,358,818	$-
Total	$12,061,568	$-	$10,358,818	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$-	$1,350,060	$ 1,350,060
Reserves
For accounts with assets at:
Fair value	$2,581	$12,058,894	$ 12,061,475

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475
By withdrawal characteristics:
With market value adjustment	$2,581	$-	$ 2,581
At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$ 12,061,288
Not subject to discretionary withdrawal	-	187	187

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475

1   The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

December 31, 2023
Premiums, considerations or deposits	$-	$897,590	$ 897,590
Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$ 10,358,723

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723
By withdrawal characteristics:
With market value adjustment	$2,189	$-	$ 2,189
At fair value	-	10,356,191	10,356,191
Subtotal	$2,189	$10,356,191	$ 10,358,380
Not subject to discretionary withdrawal	-	343	343

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723

1	The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,350,060	$897,590	$ 934,121
Transfers from separate accounts	(903,226)	(795,025)	(661,634)
Net transfers to separate accounts	$446,834	$102,565	$ 272,487
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(978)	2,321	(4,557)
Other miscellaneous adjustments not included in the general account balance	(253)	(194)	4,837

Net transfers as reported in the statutory statements of operations	$445,603	$104,692	$ 272,767

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$7,833	$-	$434	$7,399
States, territories and possessions	993	-	139	854
Political subdivisions and special revenues	12,396	1	842	11,555
Industrial and miscellaneous	439,272	1,732	17,783	423,221
Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549
Common stocks unaffiliated	-	-	-	-
Preferred stocks unaffiliated	1,956	-	-	1,956
Total unaffiliated stocks[1]	$1,956	$-	$-	$1,956
Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

December 31, 2023
Bonds:
U.S. Government	$9,911	$-	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495
Total bonds	$512,430	$4,052	$23,123	$493,359
Common stocks unaffiliated	50	-	-	50
Preferred stocks unaffiliated	4,760	-	-	4,760
Total unaffiliated stocks[1]	$4,810	$-	$-	$4,810
Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

1	Excludes affiliated common stocks with a carrying value of $8,035 and $7,583 as of December 31, 2024 and 2023, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,271 and $10,241 as of December 31, 2024 and 2023, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$23,780	$23,645
Due after one year through five years	226,303	223,633
Due after five years through ten years	105,209	103,082
Due after ten years	105,202	92,669
Total bonds excluding loan-backed and structured securities	$460,494	$443,029
Loan-backed and structured securities	77,587	72,520
Total bonds	$538,081	$515,549

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$-	$-	$7,399	$434	$7,399	$434
States, Territories and Possessions	-	-	854	139	854	139
Political subdivisions and special revenues	2,237	63	7,717	779	9,954	842
Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783
Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

December 31, 2023
Bonds:
U.S. Government	$-	$-	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215
Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123
Preferred stocks unaffiliated	$-	$-	$789	$211	$789	$211
Total bonds and unaffiliated stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in thousands)	2024	December 31, 2023	2022
Bonds	$23,151	$19,917	$16,730
Preferred stocks	218	339	429
Common stocks	51	222	67
Mortgage loans	71	169	299
Policy loans	247	270	296
Other	1,124	1,867	273
Gross investment income	$24,862	$22,784	$18,094
Interest expense	-	-	(218)
Investment expenses	(537)	(473)	(568)
Net investment income	$24,325	$22,311	$17,308

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $5,773 and $5,349, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in thousands)	2024	December 31, 2023	2022
Gross gains on sales	$357	$38	$143
Gross losses on sales	(438)	(1,320)	(96)
Net realized capital (losses) gains on sales	$(81)	$(1,282)	$47
Other-than-temporary impairments	-	(1,075)	-
Total net realized capital (losses) gains	$(81)	$(2,357)	$47
Tax (benefit) expense on realized (losses) gains	(65)	(174)	81
Net realized capital losses, net of tax	$(16)	$(2,183)	$(34)
Less: Net realized (losses) gains transferred to the IMR	(258)	(1,248)	18
Net realized capital gains (losses), net of tax and transfers to the IMR	$242	$(935)	$(52)

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437, respectively. For the years ended 2023 and 2022, all gross realized gains and losses on sales were related to bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024
Assets
Preferred stocks unaffiliated	$-	$1,956	$-	$1,956
Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

December 31, 2023
Assets
Preferred stocks unaffiliated	$-	$4,760	$-	$4,760
Common stocks unaffiliated	-	50	-	50
Separate account assets	10,358,818	-	-	10,358,818
Assets at fair value	$10,358,818	$4,810	$-	$10,363,628

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets
Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081
Mortgage loans, net of allowance	-	-	984	984	984
Policy loans	-	-	3,831	3,831	3,831
Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	-	-	1,802	1,802	1,802
Policy loans	-	-	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	-	10,527	10,527
Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in thousands)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

(in thousands)	Ordinary	December 31, 2023 Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	-	17,413
Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227
Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	Change
Adjusted gross deferred tax assets	$29,017	$27,337	$1,680
Total deferred tax liabilities	544	227	317
Net deferred tax assets	$28,473	$27,110	$1,363
Less: Tax effect of unrealized gains and losses			(14)
Change in deferred income tax			$1,377

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

			December 31, 2024
(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	-	$	-
Adjusted gross deferred tax assets expected to be realized[1]		9,561		-		9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		471		73		544
Admitted deferred tax assets	$	10,032	$	73	$	10,105

			December 31, 2023

(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	10	$	10
Adjusted gross deferred tax assets expected to be realized[1]		9,668		19		9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		169		58		227
Admitted deferred tax assets	$	9,837	$	87	$	9,924

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $24,624 and $19,826, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $164,159 and $132,171 as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,049% and 1,812% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

	December 31, 2023

	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2024 and 2023.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2024		2023		Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$	295	$	406	$	(111)
Deferred acquisition costs		27,753		25,896		1,857
Net operating loss carry-forward		431		862		(431)
Tax credit carry-forward		403		-		403
Other		62		86		(24)
Subtotal	$	28,944	$	27,250	$	1,694
Nonadmitted	$	(18,912)	$	(17,413)	$	(1,499)
Admitted ordinary deferred tax assets	$	10,032	$	9,837	$	195
Capital:
Investments	$	73	$	87	$	(14)
Subtotal	$	73	$	87	$	(14)
Nonadmitted	$	-	$	-	$	-
Admitted capital deferred tax assets	$	73	$	87	$	(14)
Admitted deferred tax assets	$	10,105	$	9,924	$	181

Deferred tax liabilities
Ordinary:
Investments	$	(3)	$	(9)	$	6
Other		(35)		-		(35)
Subtotal	$	(38)	$	(9)	$	(29)
Capital:
Investments	$	(506)	$	(218)	$	(288)
Subtotal	$	(506)	$	(218)	$	(288)
Deferred tax liabilities	$	(544)	$	(227)	$	(317)
Net deferred tax assets	$	9,561	$	9,697	$	(136)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2024		2023		2022
Current income tax expense (benefit)	$	3,003	$	(10,091)	$	2,038
Change in deferred income tax (without tax on unrealized gains and losses)		(1,377)		6,435		(2,756)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

Income before income and capital gains (losses) taxes	$	34,775	$	25,579	$	19,266
Federal statutory tax rate		21%		21%		21%
Expected income tax expense at statutory tax rate	$	7,303	$	5,372	$	4,046
Decrease in actual tax reported resulting from:
Dividends received deduction		(3,372)		(6,645)		(1,827)
Amortization of interest maintenance reserve		(100)		(353)		(138)
Tax credits		(2,118)		(2,030)		(2,726)
Other		(87)		-		(73)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2024.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in thousands)	Amount		Origination	Expiration
Operating loss carry-forwards	$	2,053	2011	2025
Corporate alternative minimum tax credits	$	403	2024	N/A

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. The $1.0 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership, activity or excess stock as of December 31, 2024. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had no outstanding advances from the FHLB as of December 31, 2024 and 2023, respectively.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $150,047 and $179,035 as of December 31, 2024 and 2023, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $113,558 and $120,074 as of December 31, 2024 and 2023, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2024, 2023 and 2022, the Company’s operating expenses allocated under these agreements were $22,192, $21,696 and $21,366, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2024 and 2023 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $17,493 and $11,045 as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2024, 2023 and 2022 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $15,609 and $16,538 as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $13,968 and $13,451, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2024 was $168,712 and statutory net gain from operations before realized capital gains or losses for 2024 was $31,530. As of January 1, 2025, the Company had the ability to pay dividends of $31,530 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I    Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024 (in thousands)

Column A		Column B		Column C		Column D
Type of investment	Cost		Fair Value		Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Bonds:
U.S. government and agencies	$	7,833	$	7,398	$	7,833
Obligations of states and political subdivisions		12,396		11,555		12,396
Foreign governments		993		855		993
Public utilities		57,758		55,651		57,758
All other corporate, mortgage-backed and asset-backed securities		459,101		440,090		459,101
Total bonds	$	538,081	$	515,549	$	538,081
Equity Securities:
Nonredeemable preferred stocks		2,000		1,956		1,956
Total stocks[1]	$	2,000	$	1,956	$	1,956
Mortgage loans		984				984
Cash, cash equivalents and short-term investments		19,645				19,645
Policy loans[2]		4,097				3,831
Total invested assets	$	564,807			$	564,497
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $8,035 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $266 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV   Reinsurance

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in thousands)

Column A		Column B		Column C		Column D		Column E	Column F
	Gross amount		Ceded to other companies		Assumed from other companies		Net amount		Percentage of amount assumed to net
2024
Life insurance in force	$	781,802	$	(781,802)	$	-	$	-	-
Life insurance premiums[1]	$	9,902	$	(9,902)	$	-	$	-	-

2023
Life insurance in force	$	862,903	$	(862,903)	$	-	$	-	-
Life insurance premiums[1]	$	10,457	$	(10,457)	$	-	$	-	-

2022
Life insurance in force	$	931,832	$	(931,832)	$	-	$	-	-
Life insurance premiums[1]	$	12,004	$	(12,004)	$	-	$	-	-

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.